Document And Entity Information (USD $)	12 Months Ended
	Sep. 30, 2012	Dec. 20, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	NATIONAL HOLDINGS CORP
Document Type	S-1
Current Fiscal Year End Date	--09-30
Entity Common Stock, Shares Outstanding		26,555,572
Entity Public Float		$ 3,118,515
Amendment Flag	false
Entity Central Index Key	0001023844
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Condensed Consolidated Statements of Financial Condition (USD $)	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Current Assets
Cash and cash equivalents	$ 7,444,000	$ 7,934,000	$ 6,698,000
Deposit with clearing organizations	1,107,000	1,107,000	1,157,000
Receivables from broker dealers and clearing organizations	2,590,000	3,650,000	2,714,000
Other receivables, net of allowance for uncollectible accounts	341,000	147,000	299,000
Advances to registered representatives - Current portion	372,000	249,000	719,000
Securities owned: marketable – at market value	653,000	696,000	454,000
Securities owned: nonmarketable – at fair value	482,000	56,000	24,000
Other assets	854,000	520,000	677,000
Total Current Assets	13,843,000	14,359,000	12,742,000
Advances to registered representatives - Long term portion	461,000	641,000	233,000
Fixed assets, net of accumulated depreciation	558,000	662,000	974,000
Intangible assets, net	311,000	466,000	1,087,000
Investment in unconsolidated joint venture			1,051,000
Other assets	338,000	461,000	274,000
Total Assets	15,511,000	16,589,000	16,361,000
Current Liabilities
Accounts payable, accrued expenses and other liabilities	10,323,000	11,297,000	10,754,000
Payable to broker dealers and clearing organizations	34,000	119,000	139,000
Securities sold, but not yet purchased, at market	3,000	1,000	2,000
Convertible notes payable, net of debt discount	6,800,000	6,800,000	5,753,000
Subordinated borrowings - Related party	1,000,000	1,000,000
Subordinated borrowings		1,000,000	100,000
Total Current Liabilities	18,160,000	19,217,000	16,748,000
Accrued expenses and other liabilities - Long term portion	280,000	263,000	1,078,000
Total Liabilities	18,440,000	19,480,000	17,826,000
National Holdings Corporation Stockholders' Deficit
Common stock, $.02 par value, 150,000,000 shares authorized; 26,567,193 shares issued and outstanding at December 31, 2012 and September 30, 2012	531,000	531,000	409,000
Additional paid-in capital	46,184,000	46,184,000	45,066,000
Accumulated deficit	(55,821,000)	(55,780,000)	(53,128,000)
Total National Holdings Corporation Stockholders' Deficit	(2,950,000)	(2,909,000)	(1,497,000)
Non-Controlling Interest	21,000	18,000	32,000
Total Stockholders' Deficit	(2,929,000)	(2,891,000)	(1,465,000)
Total Liabilities and Stockholders' Deficit	15,511,000	16,589,000	16,361,000
Series A Preferred Stock [Member]
National Holdings Corporation Stockholders' Deficit
Preferred stock	0	0	0
Cumulative Preferred Stock Series C and D [Member]
National Holdings Corporation Stockholders' Deficit
Preferred stock	$ 6,156,000	$ 6,156,000	$ 6,156,000

Condensed Consolidated Statements of Financial Condition (Parentheticals) (USD $)	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012 Series A Preferred Stock [Member]	Sep. 30, 2012 Series A Preferred Stock [Member]	Sep. 30, 2011 Series A Preferred Stock [Member]	Dec. 31, 2012 Cumulative Preferred Stock Series C and D [Member]	Sep. 30, 2012 Cumulative Preferred Stock Series C and D [Member]	Sep. 30, 2011 Cumulative Preferred Stock Series C and D [Member]
Preferred stock, par value (in Dollars per share)				$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized		10,000,000		50,000	50,000	50,000	10,000,000	10,000,000	10,000
Preferred stock, shares issued				0	46,050	42,957	94,169	94,169	94,169
Preferred stock, shares outstanding				0	46,050	42,957	94,169	94,169	94,169
Series A 9% cumulative convertible preferred stock, liquidation preference (in Dollars)				$ 4,605,000	$ 4,605,000	$ 4,295,700
Common stock par value (in Dollars per share)	$ 0.02	$ 0.02	$ 0.02
Common stock shares authorized	150,000,000	150,000,000	150,000,000
Common stock shares issued	26,567,193	26,555,572	20,446,704
Common stock shares outstanding	26,567,193	26,555,572	20,446,704

Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2011
Revenues
Commissions	$ 16,041,000	$ 13,203,000	$ 70,301,000	$ 85,296,000
Net dealer inventory gains	2,601,000	3,076,000	14,427,000	14,261,000
Investment banking	2,055,000	4,756,000	15,390,000	6,930,000
Total commission and fee revenues	20,697,000	21,035,000	100,118,000	106,487,000
Interest and dividends	1,047,000	702,000	2,996,000	3,586,000
Transfer fees and clearing services	2,008,000	1,829,000	7,196,000	8,528,000
Investment advisory fees and other income	2,694,000	1,832,000	8,092,000	7,567,000
Other			246,000	353,000
Total Revenues	26,446,000	25,398,000	118,648,000	126,521,000
Operating Expenses
Commissions, compensation, and fees	22,835,000	22,730,000	103,800,000	113,325,000
Clearing fees	422,000	461,000	1,662,000	2,107,000
Communications	1,119,000	1,200,000	4,731,000	4,571,000
Occupancy, equipment and other administrative costs	770,000	861,000	4,189,000	5,052,000
Professional fees	771,000	531,000	2,714,000	1,831,000
Interest	165,000	276,000	916,000	1,147,000
Taxes, licenses and registration	408,000	360,000	1,536,000	1,639,000
Total Operating Expenses	26,490,000	26,419,000	119,548,000	129,672,000
Net Loss from Operations			(900,000)	(3,151,000)
Other Expense
Loss on disposition of unconsolidated joint venture			(1,051,000)
Change in fair value of derivative				(1,603,000)
Total Other Expense			(1,051,000)	(1,603,000)
Net Loss from Operations - before non-controlling interest	(44,000)	(1,021,000)	(1,951,000)
Non-controlling interest	(3,000)	(12,000)	(14,000)	(41,000)
Net loss	(41,000)	(1,009,000)	(1,937,000)	(4,713,000)
Preferred stock dividends		(93,000)	(93,000)	(414,000)
Net loss attributable to common stockholders	$ (41,000)	$ (1,102,000)	$ (2,030,000)	$ (5,127,000)
LOSS PER COMMON SHARE
Net loss attributable to common stockholders: Basic (in Dollars per share)	$ 0	$ (0.05)	$ (0.08)	$ (0.18)
Net loss attributable to common stockholders: Diluted (in Dollars per share)	$ 0	$ (0.05)	$ (0.08)	$ (0.18)
Weighted average number of shares outstanding: Basic (in Shares)	26,567,193	21,646,902	25,014,166	19,697,033
Weighted average number of shares outstanding: Diluted (in Shares)	26,567,193	21,646,902	25,014,166	19,697,033

Consolidated Statement Of Changes In Stockholders' Deficit (USD $)	Preferred Class A [Member]	Series C Preferred Stock [Member] USD ($)	Series D Preferred Stock [Member] USD ($)	Common Stock [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Subscription Receivable [Member] USD ($)	Retained Earnings [Member] USD ($)	Total USD ($)
BALANCE at Sep. 30, 2010				$ 346,000	$ 43,132,000	$ (1,334,000)	$ (48,415,000)	$ (6,271,000)
BALANCE (in Shares) at Sep. 30, 2010	46,050			17,276,704
Proceeds from subscription receivable						1,334,000		1,334,000
Issuance of shares of common stock pursuant to the conversion of Series A Preferred Stock		2,551,000	3,605,000		846,000			7,002,000
Issuance of shares of common stock pursuant to the conversion of Series A Preferred Stock (in Shares)		34,169	60,000
Fair value of stock options					265,000			265,000
Issuance of shares of common stock pursuant to satisfy certain liabilities						1,334,000		1,334,000
Issuance of shares of common stock pursuant to private placement, net of financing costs				63,000	823,000			886,000
Issuance of shares of common stock pursuant to private placement, net of financing costs (in Shares)				3,170,000				3,170,000
Reclassification of liability contracts to equity		2,551,000	3,605,000		846,000			7,002,000
Reclassification of liability contracts to equity (in Shares)		34,169	60,000
Net loss							(4,713,000)	(4,713,000)
BALANCE at Sep. 30, 2011		2,551,000	3,605,000	409,000	45,066,000		(53,128,000)	(1,497,000)
BALANCE (in Shares) at Sep. 30, 2011	46,050	34,169	60,000	20,446,704
Proceeds from subscription receivable				39,000	476,000			515,000
Issuance of Series A Preferred Dividends					715,000		(715,000)
Issuance of Series A Preferred Dividends (in Shares)	5,723
Issuance of shares of common stock pursuant to the conversion of Series A Preferred Stock				83,000	(83,000)
Issuance of shares of common stock pursuant to the conversion of Series A Preferred Stock (in Shares)	(51,773)			4,141,826
Fair value of stock options					10,000			10,000
Issuance of shares of common stock pursuant to satisfy certain liabilities				39,000	476,000			515,000
Issuance of shares of common stock pursuant to satisfy certain liabilities (in Shares)				1,967,042
Issuance of shares of common stock pursuant to private placement, net of financing costs (in Shares)								1,967,042
Reclassification of liability contracts to equity				83,000	(83,000)
Reclassification of liability contracts to equity (in Shares)	(51,773)			4,141,826
Net loss							(1,937,000)	(1,937,000)
BALANCE at Sep. 30, 2012		$ 2,551,000	$ 3,605,000	$ 531,000	$ 46,184,000		$ (55,780,000)	$ (2,909,000)
BALANCE (in Shares) at Sep. 30, 2012		34,169	60,000	26,555,572

Condensed Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (41,000)	$ (1,009,000)	$ (1,937,000)	$ (4,713,000)
Depreciation and amortization	294,000	305,000	1,154,000	1,254,000
Amortization of advances to registered representatives			621,000	621,000
Loss on disposition of unconsolidated joint venture			1,051,000
Amortization of note discount		99,000	247,000	395,000
Fair value of options		6,000	10,000	265,000
Provision bad debt		109,000	(201,000)	(14,000)
Net realized and unrealized (loss) gain on securities	(18,000)	23,000	23,000	(84,000)
Non-controlling interest	(3,000)	(12,000)	(14,000)	(41,000)
Increase in fair value of derivative liabilities				1,603,000
Receivables from broker-dealers, clearing organizations and others	1,060,000	303,000	(786,000)	1,420,000
Other receivables	(194,000)	82,000
Advances to registered representatives	(3,000)	44,000
Deposits with clearing organizations			50,000	2,000
Securities owned: marketable, at market value	61,000	(505,000)	(307,000)	310,000
Securities owned: non-marketable, at fair value	(426,000)	(16,000)	10,000	33,000
Other assets	(211,000)	26,000	(30,000)	45,000
Accounts payable, accrued expenses and other liabilities	(951,000)	28,000	773,000	(690,000)
Payable to broker dealers and clearing organizations	(85,000)	(16,000)
Securities sold, but not yet purchased, at market	2,000	2,000	(1,000)	(19,000)
Net cash used in operating activities	(455,000)	(448,000)	307,000	158,000
CASH FLOWS FROM INVESTING ACTIVITIES
Redemption of note receivable				500,000
Capital contribution to unconsolidated joint venture			(550,000)	(501,000)
Purchase of fixed assets	(35,000)	(77,000)	(221,000)	(480,000)
Net cash used in investing activities	(35,000)	(77,000)	(771,000)	(481,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Principal repayment of notes payable				(500,000)
Net proceeds from issuance of preferred stock				1,334,000
Proceeds from issuance of convertible notes payable			5,000,000
Principal repayment of convertible notes payable			(4,200,000)
Repayment of subordinated borrowings		(30,000)	(100,000)	(650,000)
Proceeds from issuance of subordinated borrowings			1,000,000
Net proceeds from issuance of common stock				1,585,000
Payment of financing costs				(169,000)
Capital contribution from non-controlling interest				31,000
Net cash used in provided by financing activities		(30,000)	1,700,000	1,631,000
NET INCREASE (DECREASE) IN CASH	(490,000)	(555,000)	1,236,000	1,308,000
Beginning of the fiscal year	7,934,000	6,698,000	6,698,000	5,390,000
End of the period	7,444,000	6,143,000	7,934,000	6,698,000
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest	64,000	166,000	617,000	721,000
Income taxes
SUPPLEMENTAL DISCLOSURES OF NONCASH INVESTING AND FINANCING ACTIVITIES
Preferred stock dividends		83,000
Fair value of shares of common stock to satisfy liabilities			515,000
Conversion of Series A Preferred Stock to shares of common stock		715,000	83,000
Reclassification of liability contracts to equity				6,464,000
Embedded conversion features				530,000
Series A preferred stock dividends		83,000
Series A Preferred Stock [Member]
SUPPLEMENTAL DISCLOSURES OF NONCASH INVESTING AND FINANCING ACTIVITIES
Preferred stock dividends			715,000
Series A preferred stock dividends			715,000
Advances to Registered Representatives [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Amortization of advances to registered representatives	$ 60,000	$ 83,000	$ 265,000	$ 392,000

Note 1 - Organization and Going Concern	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
NOTE 1. BASIS OF PRESENTATION AND CAPITALIZATION

The accompanying consolidated financial statements of National Holdings Corporation (“National” or the “Company”) have been prepared in accordance with generally accepted accounting principles in the United States (“US GAAP”) for interim financial statements and with the instructions to Form 10-Q and Rule 10-01 of Regulation S-X. Accordingly, they do not include all of the information and disclosures required for annual financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. The consolidated financial statements as of December 31, 2012 and for the three months ended December 31, 2012 and December 31, 2011 are unaudited. The results of operations for the interim periods are not necessarily indicative of the results of operations for the fiscal year ended September 30, 2013. The accompanying consolidated financial information should be read in conjunction with the Company's Annual Report for the fiscal year ending September 30, 2012 on Securities and Exchange Commission ("SEC") Form 10-K. Some footnote disclosures that substantially duplicate those in the Company's Annual Report on Form 10-K have been omitted.

Capitalization

For the three months ended December 31, 2012, the Company had a net loss of approximately $41,000 and a working capital deficit of approximately $4,317,000 as of December 31, 2012. For the fiscal year ended September 30, 2012 the Company had a net loss of approximately $1,937,000 and had a working capital deficit of approximately $4,858,000 as of September 30, 2012. At December 31, 2012, National Holdings Corporation had total indebtedness of $7.8 million.

On January 25, 2013, the Company issued 29,450,000 shares of the Company’s common stock for consideration of approximately $8.8 million. The Company will use the proceeds from the issuance of shares to repay certain outstanding indebtedness and for general corporate, working capital and net capital purposes and associated costs and fees relating to the transaction. (See Note 17 – Subsequent Event)

During January 2013, the Company issued 10,000,000 shares of its common stock in satisfaction of obligations under convertible notes aggregating $5,000,000 and paid off senior subordinated notes payable of $2,800,000.

The Company believes that the cash of approximately $8.8 million pursuant to the aforementioned private placement, together with the satisfaction of obligations under convertible notes payable of $5.0 million, improved its pro-forma working capital by $13.8 million from a working capital deficit of $4,317,000 at December 31, 2012, to a pro-forma working capital of $9,482,000. Accordingly, the Company believes that it has sufficient resources to meet its obligations for the foreseeable future.

In addition, as a result of the aforementioned improvement in working capital and pursuant to a discussion with the Company’s current Independent Registered Accounting Firm (“Auditors”), subject to an audit of the Company’s financial statements for the year end September 30, 2013, it is believed that from January 25, 2013 to the date of this filing, the Company has successfully mitigated any substantial doubt about its ability to continue as a going concern.

NOTE 1. ORGANIZATION AND GOING CONCERN

National Holdings Corporation (“National” or the “Company”), a Delaware corporation organized in 1996, is a financial services organization, operating primarily through its wholly owned subsidiaries, National Securities Corporation (“National Securities” or “NSC”), vFinance Investments, Inc. (“vFinance Investments”) and EquityStation, Inc. (“EquityStation”) (collectively, the “Broker-Dealer Subsidiaries”). The Broker-Dealer Subsidiaries conduct a national securities brokerage business through their main offices in New York, New York, Boca Raton, Florida, and Seattle, Washington.

Through its Broker-Dealer Subsidiaries, the Company offers (1) full service retail brokerage to approximately 39,000 high net worth individual and institutional clients, (2) provides investment banking, merger, acquisition and advisory services to micro, small and mid-cap high growth companies, and (3) engages in trading securities, including making markets in over 5,000 micro and small-cap, NASDAQ and other exchange listed stocks and (4) provides liquidity in the United States Treasury marketplace. The Broker-Dealer Subsidiaries are introducing brokers and clear all transactions through clearing organizations on a fully disclosed basis. They are registered with the Securities and Exchange Commission ("SEC"), are members of the Financial Industry Regulatory Authority ("FINRA") and Securities Investor Protection Corporation ("SIPC"). National Securities and vFinance Investments are also members of the National Futures Association ("NFA").

National also has a wholly owned subsidiary, National Asset Management, Inc., a Washington corporation ("NAM"). NAM is a federally-registered investment adviser providing asset management advisory services to high net worth clients for a fee based upon a percentage of assets managed.

National also has a wholly owned subsidiary, National Insurance Corporation, a Washington corporation (“National Insurance”). National Insurance provides fixed insurance products to its clients, including life insurance, disability insurance, long term care insurance and fixed annuities.

Going Concern

The accompanying consolidated financial statements have been prepared on a going concern basis. The Company had a net loss of approximately $1,937,000 during the fiscal year ended September 30, 2012 and has a working capital deficit of approximately $5,378,000 as of September 30, 2012.

At September 30, 2012, National Holdings Corporation had total indebtedness of $7.8 million. We cannot assure you that our operations will generate funds sufficient to repay our existing debt obligations as they come due. Our failure to repay our indebtedness and make interest payments as required by our debt obligations could have a material adverse effect on our operations. The Company issued secured convertible promissory notes aggregating $5,000,000 during March, April and September 2012 and a subordinated note of $1.0 million during September 2012, which may mature as early as August 2013, or, if certain conditions are met, in March 2015. We used a portion of the proceeds from the convertible promissory notes and subordinated notes to satisfy the principal of $4.2 million convertible promissory notes which matured in March and June 2012. The Company also has a remaining obligation of $1.8 million convertible promissory note which now matures in January 2013. Such notes are unsecured, are solely the obligation ofNational Holdings Corporation and not any of its operating subsidiaries, including our Broker-Dealer Subsidiaries. Such notes are due to entities affiliated to two of the Company’s directors. Our plan is to satisfy our remaining obligations under the $1.8 million convertible note and the $1.0 million subordinated note by either: 1) providing incentives to the holders to either extend the maturity of the notes or convert the notes into our shares of common stock, 2) securing additional financing between now and the maturity dates to repay the notes, 3) repaying the notes in cash and other available current assets at maturity, or 4) a combination of the aforementioned options. Additionally, we intend to satisfy our obligations under the $5,000,000 convertible promissory notes by: 1) securing the acceptance of the holder of its capital restructuring, which would allow the Company to firmly extend the maturity of the note to March 2015, or 2) encouraging the holder to convert its note to the Company’s Series E Preferred Stock in due course. While the Company believes that it will ultimately satisfy its obligations under such convertible notes, it cannot guarantee that it will be able to do so at favorable terms, or at all. Should the Company default on the convertible notes and the lender forecloses on the debt, the operations of our subsidiaries will not be initially impacted. However, following default, the lender could potentially liquidate the holdings of our operating subsidiaries sometime in the future in accordance with applicable SEC and FINRA rules and regulations.

Note 2 - Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
Significant Accounting Policies [Text Block]
NOTE 3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Estimates

The preparation of the unaudited consolidated financial statements in conformity with US GAAP requires the Company to make estimates and judgments that affect the reported amounts of assets and liabilities, revenue and expenses and related disclosures of contingent assets and liabilities. On an on-going basis, the Company evaluates estimates, including those related to revenue and related expense recognition, asset impairment, valuation of accounts receivable, valuation of financial derivatives, contingent consideration obligations, contingencies and litigation, valuation and recognition of share-based payments, dividends and income taxes. These accounting policies are stated in the notes to the audited consolidated financial statements for the fiscal year ended September 30, 2012, contained in the Annual Report on Form 10-K as filed with the SEC. These estimates are based on the information that is currently available and on various other assumptions that the Company believes to be reasonable under the circumstances. Actual results could vary from these estimates under different assumptions or conditions and the differences may be material to the unaudited condensed consolidated financial statements. Furthermore, the Company has been named as a defendant in various customer arbitrations. These claims result from the actions of brokers affiliated with the Company. The Company has established liabilities for potential losses from such complaints, legal actions, government investigations and proceedings where necessary. In establishing these liabilities, management uses its judgment to determine the probability that losses have been incurred and a reasonable estimate of the amount of losses. In making these decisions, we base our judgments on our knowledge of the situations, consultations with legal counsel and our historical experience in resolving similar matters. In many lawsuits, arbitrations and regulatory proceedings, it is not possible to determine whether a liability has been incurred or to estimate the amount of that liability until the matter is close to resolution. However, accruals are reviewed regularly and are adjusted to reflect our estimates of the impact of developments, rulings, advice of counsel and any other information pertinent to a particular matter. As of December 31, 2012 and September 30, 2012, we accrued approximately $490,000 and $338,000 respectively for these matters. These claims may be covered by our errors and omissions insurance policy. While we will vigorously defend ourselves in these matters, and will assert insurance coverage and indemnification to the maximum extent possible, there can be no assurance that these lawsuits and arbitrations will not have a material adverse impact on our financial position.

Reclassifications

Certain items in the 2011 financial statements have been reclassified to conform to the presentation in the 2012 financial statements. Such reclassifications did not have a material impact on the presentation of the overall financial statements.

Revenue Recognition

Through its subsidiaries, the Company generally acts as an agent in executing customer orders to buy or sell listed and over-the-counter securities in which it may or may not make a market, and charges commissions based on the services the Company provides to its customers. In executing customer orders to buy or sell a security in which the Company makes a market, the Company may sell to, or purchase from, customers at a price that is substantially equal to the current inter-dealer market price plus or minus a mark-up or mark-down. The Company may also act as agent and execute a customer's purchase or sale order with another broker-dealer market-maker at the best inter-dealer market price available and charge a commission. Mark-ups, mark-downs and commissions are generally priced competitively based on the services it provides to its customers. In each instance the commission charges, mark-ups or mark-downs, are in compliance with guidelines established by FINRA.

Customer security transactions and the related commission income and expense are recorded on a trade date basis. Customers who are financing their transaction on margin are charged interest. The Company’s margin requirements are in accordance with the terms and conditions mandated by its clearing firms, National Financial Services LLC (“NFS”), COR Clearing (“COR”) (formerly known as Legent Clearing LLC), ICBC, formerly known as Fortis Securities, LLC (“ICBC”), Rosenthal Collins Group, LLC. (“Rosenthal”) and R.J. O’Brien (“RJO”). The interest is billed on the average daily balance of the margin account.

Investment banking revenues include gains, losses, and fees, net of syndicate expenses, arising from securities offerings in which the Company acts as an underwriter or agent. Investment banking revenues also include fees earned from providing financial advisory services. Investment banking management fees are recognized on the offering date, sales concessions on the trade date, and underwriting fees at the time the underwriting is completed and the income is reasonably determinable.

Net trading profits result from mark-ups and mark-downs in securities transactions entered into for the account of the Company. Some of these transactions may involve the Company taking a position in securities that may expose the Company to losses. Net trading profits are recorded on a trade date basis.

Clearing and other brokerage income are fees charged to the broker on customer’s security transactions, and are recognized as of the trade date.

Investment advisory fees are derived from account management and investment advisory services provided to high net worth clients. These fees are determined based on a percentage of the customers assets under management, may be billed monthly or quarterly and recognized when collected.

Other revenue consists of miscellaneous fees charged to both customer and independent contractors for services rendered.

Cash and Cash Equivalents

The Company considers all highly liquid temporary cash investments with an original maturity of three months or less when purchased, to be cash equivalents.

Fixed Assets

Fixed assets are recorded at cost. Depreciation is calculated using the straight-line method based on the estimated useful lives of the related assets, which range from three to five years. Leasehold improvements are amortized using the straight-line method over the shorter of the estimated useful lives of the assets or the terms of the leases. Maintenance and repairs are charged to expense as incurred; costs of major additions and betterments that extend the useful life of the asset are capitalized. When assets are retired or otherwise disposed of, the costs and related accumulated depreciation or amortization are removed from the accounts and any gain or loss on disposal is recognized.

Income Taxes

The Company recognizes deferred tax assets and liabilities based on the difference between the financial statements carrying amounts and the tax basis of assets and liabilities, using the effective tax rates in the years in which the differences are expected to reverse. A valuation allowance related to deferred tax assets is also recorded when it is more likely than not that some or all of the deferred tax asset may not be realized.

Fair Value of Financial Instruments

The Company uses FASB Accounting Standards Codification 820-Pursuant to Fair Value Measurements and Disclosures, or ASC 820, for assets and liabilities measured at fair value on a recurring basis which establishes a common definition for fair value to be applied to existing generally accepted accounting principles that require the use of fair value measurements, establishes a framework for measuring fair value, and expands disclosure about such fair value measurements.

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Additionally, ASC 820 requires the use of valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. These inputs are prioritized below:

Level 1:	Observable inputs such as quoted market prices in active markets for identical assets or liabilities
Level 2:	Observable market-based inputs or unobservable inputs that are corroborated by market data
Level 3:	Unobservable inputs for which there is little or no market data, which require the use of the reporting entity’s own assumptions.

The Company had securities owned- nonmarketable including warrants it received as partial compensation from clients for investment banking services and subordinated borrowings as Level 2 assets and liabilities as of December 31, and September 30, 2012. The carrying amounts of the convertible promissory notes at December 31, and September 30, 2012 approximate their respective fair value based on the Company’s incremental borrowing rate.

Cash and cash equivalents include money market securities that are considered to be highly liquid and easily tradable as of December 31, and September 30, 2012, respectively. These securities are valued using inputs observable in active markets for identical securities and are therefore classified as Level 1 within the fair value hierarchy.

The warrants issued by the clients to the Company as partial compensation for banking services are not readily convertible to cash pursuant to ASC 605-10-20. Accordingly, they are classified as non-marketable securities. Once the securities underlying the warrants have quoted prices available in an active market that can rapidly absorb the quantity held by the Company without significantly affecting the price, the Company attributes a value to the warrants using the respective price of the warrants and the quoted prices of the securities underlying the warrants and other key inputs.

The Company relies on ASC 940-820 to determine the fair value of its marketable and nonmarketable securities. The Company evaluates the fair value of such instruments based on the following factors:

Financial standing, economic conditions, and refinancing risk of the issuer, cost at the date of purchase, liquidity of the market of the securities, if any, reported prices, pricing by other dealer in the issuer or similar securities.

Impairment of Long-Lived Assets

The Company reviews long-lived assets for impairment at least once a year or earlier if circumstances and situations change such that there is an indication that the carrying amounts may not be recovered, in accordance with professional standards. In such circumstances, the Company will estimate the future cash flows expected to result from the use of the asset and its eventual disposition. Future cash flows are the future cash inflows expected to be generated by an asset less the future outflows expected to be necessary to obtain those inflows. If the sum of the expected future cash flows (undiscounted and without interest charges) is less than the carrying amount of the asset, the Company will recognize an impairment loss to adjust to the fair value of the asset.

Common Stock Purchase Warrants

The Company accounts for the issuance of common stock purchase warrants issued in connection with capital financing transactions in accordance with professional standards for "Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company's Own Stock". In accordance with professional standards, the Company classifies as equity any contracts that (i) require physical settlement or net-share settlement or (ii) gives the Company a choice of net-cash settlement or settlement in its own shares (physical settlement or net-share settlement). The Company classifies as assets or liabilities any contracts that (i) require net-cash settlement (including a requirement to net-cash settle the contract if an event occurs and if that event is outside the control of the Company) or (ii) gives the counterparty a choice of net-cash settlement or settlement in shares (physical settlement or net-share settlement).

The Company assessed the classification of its financial instruments as of December 31, 2012, which consist of common stock purchase warrants, and determined that such warrants were equity contracts.

Convertible Instruments

The Company evaluates and accounts for conversion options embedded in its convertible instruments in accordance with professional standards for “Accounting for Derivative Instruments and Hedging Activities”.

Professional standards generally provides three criteria that, if met, require companies to bifurcate conversion options from their host instruments and account for them as free standing derivative financial instruments. These three criteria include circumstances in which (a) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (b) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not re-measured at fair value with changes in fair value reported in earnings as they occur and (c) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument. Professional standards also provide an exception to this rule when the host instrument is deemed to be conventional as defined under professional standards as “The Meaning of Conventional Convertible Debt Instrument”.

The Company accounts for convertible instruments (when it has determined that the embedded conversion options should not be bifurcated from their host instruments) in accordance with professional standards when “Accounting for Convertible Securities with Beneficial Conversion Features,” as those professional standards pertain to “Certain Convertible Instruments.” Accordingly, the Company records, when necessary, discounts to convertible notes for the intrinsic value of conversion options embedded in debt instruments based upon the differences between the fair value of the underlying common stock at the commitment date of the note transaction and the effective conversion price embedded in the note. Debt discounts under these arrangements are amortized over the term of the related debt to their earliest date of redemption. The Company also records when necessary deemed dividends for the intrinsic value of conversion options embedded in preferred shares based upon the differences between the fair value of the underlying common stock at the commitment date of the note transaction and the effective conversion price embedded in the note.

The Company evaluated the terms of the Series C and D Preferred Stock at December 31 and September 30, 2012 to determine whether they should be classified as a liability, temporary equity, or permanent equity and whether their conversion options should be bifurcated and accounted for as derivatives. The terms of their Series C and D provide for the following among other things: they are convertible at the holder’s option to a fixed number of shares of common stock of the Company at the classification dates and they are not redeemable. The characteristics of the common stock that is issuable upon a holder’s exercise of the conversion option of the convertible preferred stock are deemed to be clearly and closely related to the characteristics of the Company’s common stock. Additionally, the Company’s conversion options, if free standing, would not be considered derivatives subject to the accounting guidelines prescribed in accordance with professional standards.

Net Loss per Common Share

Basic net loss per share is computed on the basis of the weighted average number of common shares outstanding. Diluted net loss per share is computed on the basis of the weighted average number of common shares outstanding plus the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted.

	December 31, 2012	December 31, 2011
Numerator:
Net loss	$(41,000)	$(1,009,000)
Preferred stock dividends	-	(93,000)

Numerator for basic earnings per share- loss attributable to common stockholders - as adjusted	(41,000)	(1,102,000)

Numerator for diluted earnings per share-net loss attributable to common stockholders - as adjusted	$(41,000)	$(1,102,000)

Denominator:
Denominator for basic earnings per share--weighted average shares	26,567,193	21,646,902
Effect of dilutive securities:
Assumed conversion of Series C and D preferred stock	-	-
Stock options	-	-
Warrants	-	-
Assumed conversion of convertible notes payable	-	-
Denominator for diluted earnings per share--adjusted weighted-average shares and assumed conversions	26,567,193	21,646,902

Loss per share:
Net loss available to common stockholders
Basic	$(0.00)	$(0.05)
Diluted	$(0.00)	$(0.05)

The weighted-average anti-dilutive common share equivalents are as follows:

	December 31, 2012	December 31, 2011

Series A Preferred Stock	-	3,283,565
Series C Preferred Stock	3,416,692	3,416,692
Series D Preferred Stock	6,000,000	6,000,000
Convertible notes payable	11,125,000	3,375,000
Options	1,130,000	3,442,291
Warrants	14,467,941	14,467,941
	36,139,633	33,985,489

The anti-dilutive common shares outstanding at December 31, 2012 and 2011are as follows:
	December 31, 2012	December 31, 2011

Series A Preferred Stock	-	3,283,565
Series C Preferred Stock	3,416,692	3,416,692
Series D Preferred Stock	6,000,000	6,000,000
Convertible notes payable	11,125,000	3,375,000
Options	1,130,000	3,074,311
Warrants	14,467,941	14,467,941
	36,139,633	33,617,509

Stock-Based Compensation

ASC Topic 718 accounting for “Share Based Payment” addresses all forms of share based payment (“SBP”) awards including shares issued under employee stock purchase plans, stock options, restricted stock and stock appreciation rights. Under Topic 718, SBP awards result in a charge to operations measured at fair value on the awards grant date, based on the estimated number of awards expected to vest over the service period.

The Company has historically used the Black-Scholes option valuation model to estimate the fair value of any options granted. The model includes subjective input assumptions that can materially affect the fair value estimates. The model was developed for use in estimating the fair value of traded options that have no vesting restrictions and that are fully transferable. For example, the expected volatility is estimated based on the most recent historical period of time equal to the weighted average life of the options granted. Options issued under the Company's option plans have characteristics that differ from traded options.

Concentrations of Credit Risk

The Company is engaged in trading and providing a broad range of securities brokerage and investment services to a diverse group of retail and institutional clientele, as well as corporate finance and investment banking services to corporations and businesses. Counterparties to the Company’s business activities include broker-dealers and clearing organizations, banks and other financial institutions. The Company primarily uses clearing brokers to process transactions and maintain customer accounts on a fee basis for the Company. The Company uses three clearing brokers for substantially all of its business. The Company permits the clearing firms to extend credit to its clientele secured by cash and securities in the client’s account. The Company’s exposure to credit risk associated with the non-performance by its customers and counterparties in fulfilling their contractual obligations can be directly impacted by volatile or illiquid trading markets, which may impair the ability of customers and counterparties to satisfy their obligations to the Company. The Company has agreed to indemnify the clearing brokers for losses they incur while extending credit to the Company’s clients. It is the Company’s policy to review, as necessary, the credit standing of its customers and counterparties. Amounts due from customers that are considered uncollectible by the clearing broker are charged back to the Company by the clearing broker when such amounts become determinable. Upon notification of a charge back, such amounts, in total or in part, are then either (i) collected from the customers, (ii) charged to the broker initiating the transaction and included in other receivables in the accompanying consolidated statements of financial condition, and/or (iii) charged as an expense in the accompanying consolidated statements of financial condition, based on the particular facts and circumstances.

The Company maintains cash with major financial institutions. All interest bearing accounts are insured up to $250,000.

Other Receivables

The Company extends unsecured credit in the normal course of business to its registered representatives. The determination of the amount of uncollectible accounts is based on the amount of credit extended and the length of time each receivable has been outstanding, as it relates to each individual registered representative. The allowance for doubtful accounts reflects the amount of loss that can be reasonably estimated by management, and if any, is included in Occupancy, equipment and other administrative costs in the accompanying consolidated statements of operations.

Advances to Registered Representatives

Advances are given to certain registered representatives as an incentive for their affiliation with the Broker-Dealer Subsidiaries. The representative signs an independent contractor agreement with the Broker-Dealer Subsidiaries for a specified term, typically a three-year period. The advance is then amortized on a straight-line basis or based on a percentage of production over the life of the broker’s agreement with the Broker-Dealer Subsidiaries, and is included in commission expense in the accompanying consolidated statements of operations. In the event a representative’s affiliation terminates prior to the fulfillment of their contract, the representative is required to repay the unamortized balance.

Securities Owned

Marketable securities which consist of publicly traded unrestricted common stock and bonds are valued at the closing price on the valuation date. Non-marketable securities which consist partly of restricted common stock and of non-tradable warrants exercisable into freely trading common stock of public companies are carried at market value or as required, at fair value as determined in good faith by management.

Other Assets

Other assets consist primarily of prepaid expenses and lease deposits.

Legal and Other Contingencies

The outcomes of legal proceedings and claims brought against the Company are subject to significant uncertainty. ASC 450-10, Accounting for Contingencies, requires that an estimated loss from a loss contingency such as a legal proceeding or claim should be accrued by a charge to income if it is probable that an asset has been impaired or a liability has been incurred and the amount of the loss can be reasonably estimated. Disclosure of a contingency is required if there is at least a reasonable possibility that a loss has been incurred. In determining whether a loss should be accrued we evaluate, among other factors, the degree of probability of an unfavorable outcome and the ability to make a reasonable estimate of the amount of loss. Changes in these factors could materially impact our results of operations, financial position, or our cash flows.

Recently Adopted Accounting Guidance

In September 2011, the FASB issued Accounting Standard Update (“ASU”) No. 2011-08, Testing Goodwill for Impairment. The new guidance provides an entity the option to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If an entity determines that this is the case, it is required to perform the currently prescribed two-step goodwill impairment test to identify potential goodwill impairment and measure the amount of goodwill impairment loss to be recognized for that reporting unit (if any). If an entity determines that the fair value of a reporting unit is greater than its carrying amount, the two-step goodwill impairment test is not required. The new guidance was effective for the Company beginning October 1, 2012 and did not have material impact on the Company’s financial statements upon adoption.

In July 2012, the FASB issued ASU No. 2012-02, Testing indefinite-lived intangible assets for impairment. The update aims to reduce the cost and complexity of performing an impairment test for indefinite-lived intangible assets by simplifying how an entity tests those assets for impairment and to improve consistency in impairment testing guidance among long-lived asset categories. This guidance was effective for the Company beginning on October 1, 2012. The adoption of this accounting guidance did not have a material impact on the Company’s financial statements.

In December 2011, the FASB issued ASU No. 2011-11, Disclosures about offsetting assets and liabilities, an accounting update that creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the statement of financial condition or subject to an enforceable master netting arrangement or similar arrangement. The disclosure requirements are effective for the Company beginning on or after January 1, 2013. Since these amended principles require only additional disclosures concerning offsetting and related arrangements, adoption will not affect the Company’s consolidated statements of income or financial condition.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

The consolidated financial statements include the accounts of National and its’ wholly owned and majority owned subsidiaries. All significant inter-company accounts and transactions have been eliminated in consolidation.

Estimates

The preparation of financial statements in conformity with generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. Furthermore, the Company has been named as a defendant in various customer arbitrations. These claims result from the actions of brokers affiliated with the Company. The Company may have established liabilities for potential losses from such complaints, legal actions, government investigations, and proceedings where necessary in accordance with GAAP. In establishing these liabilities, management uses judgment to determine the probability that losses have will be incurred and a reasonable estimate of the amount of losses. In making these decisions, management bases its judgments on our knowledge of the situations, consultations with legal counsel and our historical experience in resolving similar matters. In many lawsuits, arbitrations and regulatory proceedings, it is not possible to determine whether a liability has been incurred or to estimate the amount of that liability until the matter is close to resolution. However, accruals are reviewed regularly and are adjusted to reflect our estimates of the impact of developments, rulings, advice of counsel and any other information pertinent to a particular matter. Because of the inherent difficulty in predicting the ultimate outcome of legal and regulatory actions, we cannot predict with certainty the eventual loss or range of loss related to such matters. If managements judgment proves to be incorrect, our liability for losses and contingencies may not accurately reflect actual losses that result from these actions, which could materially affect results in the period other expenses are ultimately determined. As of September 30, 2012, the Company accrued approximately $338,000 for these matters. These claims may be covered by our errors and omissions insurance policy. While we will vigorously defend ourselves in these matters, and will assert insurance coverage and indemnification to the maximum extent possible, there can be no assurance that these lawsuits and arbitrations will not have a material adverse impact on our financial position.

Revenue Recognition

The Company generally acts as an agent in executing customer orders to buy or sell listed and over-the-counter securities in which it may or may not make a market, and charges commissions based on the services the Company provides to its customers. In executing customer orders to buy or sell a security in which the Company makes a market, the Company may sell to, or purchase from, customers at a price that is substantially equal to the current inter-dealer market price plus or minus a mark-up or mark-down. The Company may also act as agent and execute a customer's purchase or sale order with another broker-dealer market-maker at the best inter-dealer market price available and charge a commission. Mark-ups, mark-downs and commissions are generally priced competitively based on the services it provides to its customers. In each instance the commission charges, mark-ups or mark-downs, are in compliance with guidelines established by FINRA.

Customer security transactions and the related commission income and expense are recorded on a trade date basis. Customers who are financing their transaction on margin are charged interest. The Company’s margin requirements are in accordance with the terms and conditions mandated by its clearing firms, National Financial Services LLC (“NFS”), Legent Clearing LLC (“Legent”), ICBC, formerly known as Fortis Securities, LLC (“ICBC”), Rosenthal Collins Group, LLC. (“Rosenthal”) and R.J. O’Brien (“RJO”). The interest is billed on the average daily balance of the margin account.

Investment banking revenues include gains, losses, and fees, net of syndicate expenses, arising from securities offerings in which the Company acts as an underwriter or agent. Investment banking revenues also include fees earned from providing financial advisory services. Investment banking management fees are recognized on the offering date, sales concessions on the trade date, and underwriting fees at the time the underwriting is completed and the income is reasonably determinable.

Net trading profits result from mark-ups and mark-downs in securities transactions entered into for the account of the Company. Some of these transactions may involve the Company taking a position in securities that may expose the Company to losses. Net trading profits are recorded on a trade date basis.

Clearing and other brokerage income are fees charged to the broker on customer’s security transactions, and are recognized as of the trade date.

Investment advisory fees are derived from account management and investment advisory services provided to high net worth clients. These fees are determined based on a percentage of the customers assets under management, may be billed monthly or quarterly and recognized when collected.

Other revenue consists of miscellaneous fees charged to both customer and our independent contractors for services rendered.

Cash and Cash Equivalents

The Company considers all highly liquid temporary cash investments with an original maturity of three months or less when purchased, to be cash equivalents.

Fixed Assets

Fixed assets are recorded at cost. Depreciation is calculated using the straight-line method based on the estimated useful lives of the related assets, which range from three to five years. Leasehold improvements are amortized using the straight-line method over the shorter of the estimated useful lives of the assets or the terms of the leases. Maintenance and repairs are charged to expense as incurred; costs of major additions and betterments that extend the useful life of the asset are capitalized. When assets are retired or otherwise disposed of, the costs and related accumulated depreciation or amortization are removed from the accounts and any gain or loss on disposal is recognized.

Income Taxes

The Company recognizes deferred tax assets and liabilities based on the difference between the financial statements carrying amounts and the tax basis of assets and liabilities, using the effective tax rates in the years in which the differences are expected to reverse. A valuation allowance related to deferred tax assets is also recorded when it is more likely than not that some or all of the deferred tax asset may not be realized.

Fair Value of Financial Instruments

Effective January 1, 2008, the Company adopted FASB Accounting Standards Codification 820-Fair Value Measurements and Disclosures, or ASC 820, for assets and liabilities measured at fair value on a recurring basis. ASC 820 establishes a common definition for fair value to be applied to existing generally accepted accounting principles that require the use of fair value measurements, establishes a framework for measuring fair value, and expands disclosure about such fair value measurements.

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Additionally, ASC 820 requires the use of valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. These inputs are prioritized below:

Level 1:	Observable inputs such as quoted market prices in active markets for identical assets or liabilities
Level 2:	Observable market-based inputs or unobservable inputs that are corroborated by market data
Level 3:	Unobservable inputs for which there is little or no market data, which require the use of the reporting entity’s own assumptions.

The Company had securities owned- nonmarketable including warrants it received as partial compensation from clients for investment banking services and subordinated borrowings as Level 2 assets and liabilities as of September 30, 2012 and 2011. The carrying amounts of the convertible promissory notes at September 30, 2012 and 2011 approximate their respective fair value based on the Company’s incremental borrowing rate.

Cash and cash equivalents include money market securities that are considered to be highly liquid and easily tradable as of September 30, 2012 and 2011, respectively. These securities are valued using inputs observable in active markets for identical securities and are therefore classified as Level 1 within our fair value hierarchy. The fair value of the derivative liabilities is based on the quoted market prices of the Company’s stock.

The warrants issued by the clients to the Company as partial compensation for banking services are not readily convertible to cash pursuant to ASC 605-10-20. Accordingly, they are classified as non-marketable securities. Once the securities underlying the warrants have quoted prices available in an active market that can rapidly absorb the quantity held by the Company without significantly affecting the price, the Company attributes a value to the warrants using the Black-Scholes method based on the respective price of the warrants and the quoted prices of the securities underlying the warrants and other key inputs.

In addition, FASB ASC 825-10-25 Fair Value Option, or ASC 825-10-25, was effective for January 1, 2008. ASC 825-10-25 expands opportunities to use fair value measurements in financial reporting and permits entities to choose to measure many financial instruments and certain other items at fair value. The Company did not elect to use the fair value measurements for any of its qualifying financial instruments.

Impairment of Long-Lived Assets

The Company reviews long-lived assets for impairment at least once a year or earlier if circumstances and situations change such that there is an indication that the carrying amounts may not be recovered, in accordance with professional standards. In such circumstances, the Company will estimate the future cash flows expected to result from the use of the asset and its eventual disposition. Future cash flows are the future cash inflows expected to be generated by an asset less the future outflows expected to be necessary to obtain those inflows. If the sum of the expected future cash flows (undiscounted and without interest charges) is less than the carrying amount of the asset, the Company will recognize an impairment loss to adjust to the fair value of the asset.

Common Stock Purchase Warrants

The Company accounts for the issuance of common stock purchase warrants issued in connection with capital financing transactions in accordance with professional standards for "Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company's Own Stock". In accordance with professional standards, the Company classifies as equity any contracts that (i) require physical settlement or net-share settlement or (ii) gives the Company a choice of net-cash settlement or settlement in its own shares (physical settlement or net-share settlement). The Company classifies as assets or liabilities any contracts that (i) require net-cash settlement (including a requirement to net-cash settle the contract if an event occurs and if that event is outside the control of the Company) or (ii) gives the counterparty a choice of net-cash settlement or settlement in shares (physical settlement or net-share settlement).

The Company assessed the classification of its derivative financial instruments as of September 30, 2011, which consist of common stock purchase warrants, and determined that such warrants were equity contracts.

Convertible Instruments

The Company evaluates and accounts for conversion options embedded in its convertible instruments in accordance with professional standards for “Accounting for Derivative Instruments and Hedging Activities”.

Professional standards generally provides three criteria that, if met, require companies to bifurcate conversion options from their host instruments and account for them as free standing derivative financial instruments. These three criteria include circumstances in which (a) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (b) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not re-measured at fair value under otherwise applicable generally accepted accounting principles with changes in fair value reported in earnings as they occur and (c) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument. Professional standards also provide an exception to this rule when the host instrument is deemed to be conventional as defined under professional standards as “The Meaning of Conventional Convertible Debt Instrument”.

The Company accounts for convertible instruments (when it has determined that the embedded conversion options should not be bifurcated from their host instruments) in accordance with professional standards when “Accounting for Convertible Securities with Beneficial Conversion Features,” as those professional standards pertain to “Certain Convertible Instruments.” Accordingly, the Company records, when necessary, discounts to convertible notes for the intrinsic value of conversion options embedded in debt instruments based upon the differences between the fair value of the underlying common stock at the commitment date of the note transaction and the effective conversion price embedded in the note. Debt discounts under these arrangements are amortized over the term of the related debt to their earliest date of redemption. The Company also records when necessary deemed dividends for the intrinsic value of conversion options embedded in preferred shares based upon the differences between the fair value of the underlying common stock at the commitment date of the note transaction and the effective conversion price embedded in the note.

The Company evaluated the conversion option embedded in the Series A Preferred Stock and determined, in accordance with the provisions of these statements, that such conversion option does not meet the criteria requiring bifurcation of these instruments. The characteristics of the common stock that is issuable upon a holder’s exercise of the conversion option embedded in the convertible preferred stock are deemed to be clearly and closely related to the characteristics of the preferred shares. Additionally, the Company’s conversion options, if free standing, would not be considered derivatives subject to the accounting guidelines prescribed in accordance with professional standards.

ASC 815-40 provides that, among other things, generally, if an event is not within the entity’s control could require net cash settlement, then the contract shall be classified as an asset or a liability.

Pursuant to ASC 815-40-25-22, if the number of currently authorized but unissued shares, less the maximum number of shares that could be required to be delivered during the contract period under existing commitments, including outstanding convertible debt or instruments, outstanding stock options and warrants, exceeds the maximum number of shares that could be required to be delivered under share settlement of the contract. The warrants issued pursuant to the Series D transactions, even if not all vested, triggered this excess, at the date of issuance. Accordingly, the share settlement of the exercise of such warrants was not within the control of the Company and was classified as liability.

Additionally, the Company needs to determine whether the instruments issued in the transactions are considered indexed to the Company’s own stock. While the Series C and Series D Preferred Stock transactions do not provide variability involving sales volume, stock index, commodity price, revenue targets, among other things, they do provide for variability involving future equity offerings and issuance of equity-linked financial instruments. While the instruments do not contain an exercise contingency, other than the passage of time for the warrants, the settlement of the warrants associated with Series C and D and the Series C and D Preferred Stock would not equal the difference between the fair value of a fixed number of the Company’s common stock and a fixed stock price. Accordingly, they were not indexed to the Company’s stock price.

The Company accounted for the embedded conversion features included in its Series C and Series D Preferred Stock as well as the related warrants and the warrants issued in connection with the issuance of the Company’s shares of common stock during 2010 as derivative liabilities through March 31, 2011. At March 31, 2011, all such financial instruments were reclassified as equity contracts.

Net Loss per Common Share

Basic net loss per share is computed on the basis of the weighted average number of common shares outstanding. Diluted net loss per share is computed on the basis of the weighted average number of common shares outstanding plus the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted.

	Years Ended
	September 30,
	2012	2011
Numerator:
Net loss	$(1,937,000)	$(4,713,000)
Preferred stock dividends	(93,000)	(414,000)
Increase in fair value of derivative liabilities	-	1,603,000
Numerator for basic earnings per share- loss attributable to common stockholders - as adjusted	(2,030,000)	(3,524,000)
Numerator for diluted earnings per share-net loss attributable to common stockholders - as adjusted	$(2,030,000)	$(3,524,000)

Denominator:
Denominator for basic earnings per share--weighted average shares	25,014,166	19,697,033
Effect of dilutive securities:
Assumed conversion of Series A, C, and D preferred stock	-	-
Stock options	-	-
Warrants	-	-
Assumed conversion of convertible notes payable	-	-
Denominator for diluted earnings per share--adjusted weighted-average shares and assumed conversions	25,014,166	19,697,033

Loss per share:
Net loss available to common stockholders
Basic	$(0.08)	$(0.18)
Diluted	$(0.08)	$(0.18)

The weighted-average anti-dilutive common share equivalents are as follows:

	September 30,
	2012	2011

Series A Preferred Stock	921,000	3,684,000
Series C Preferred Stock	3,416,692	3,416,692
Series D Preferred Stock	6,000,000	6,000,000
Convertible notes payable	6,712,123	3,375,000
Options	2,561,137	4,403,556
Warrants	14,842,941	14,329,942
	34,453,893	35,209,190

 The anti-dilutive common shares outstanding at September 30, 2012 and 2011 are as follows:

	September 30,
	2012	2011

Series A Preferred Stock	-	3,684,000
Series C Preferred Stock	-	3,416,692
Series D Preferred Stock	-	6,000,000
Convertible notes payable	11,125,000	3,375,000
Options	1,312,002	3,810,271
Warrants	14,717,941	14,967,941
	27,154,943	35,253,904

Stock-Based Compensation
ASC Topic 718 accounting for “Share Based Payment” addresses all forms of share based payment (“SBP”) awards including shares issued under employee stock purchase plans, stock options, restricted stock and stock appreciation rights. Under Topic 718, SBP awards result in a charge to operations measured at fair value on the awards grant date, based on the estimated number of awards expected to vest over the service period.

The Company has historically used the Black-Scholes option valuation model to estimate the fair value of any options granted. The model includes subjective input assumptions that can materially affect the fair value estimates. The model was developed for use in estimating the fair value of traded options that have no vesting restrictions and that are fully transferable. For example, the expected volatility is estimated based on the most recent historical period of time equal to the weighted average life of the options granted. Options issued under the Company's option plans have characteristics that differ from traded options.

Concentrations of Credit Risk

The Company is engaged in trading and providing a broad range of securities brokerage and investment services to a diverse group of retail and institutional clientele, as well as corporate finance and investment banking services to corporations and businesses. Counterparties to the Company’s business activities include broker-dealers and clearing organizations, banks and other financial institutions. The Company primarily uses clearing brokers to process transactions and maintain customer accounts on a fee basis for the Company. The Company uses three clearing brokers for substantially all of its business. The Company permits the clearing firms to extend credit to its clientele secured by cash and securities in the client’s account. The Company’s exposure to credit risk associated with the non-performance by its customers and counterparties in fulfilling their contractual obligations can be directly impacted by volatile or illiquid trading markets, which may impair the ability of customers and counterparties to satisfy their obligations to the Company. The Company has agreed to indemnify the clearing brokers for losses they incur while extending credit to the Company’s clients. It is the Company’s policy to review, as necessary, the credit standing of its customers and counterparties. Amounts due from customers that are considered uncollectible by the clearing broker are charged back to the Company by the clearing broker when such amounts become determinable. Upon notification of a charge back, such amounts, in total or in part, are then either (i) collected from the customers, (ii) charged to the broker initiating the transaction and included in other receivables in the accompanying consolidated statements of financial condition, and/or (iii) charged as an expense in the accompanying consolidated statements of financial condition, based on the particular facts and circumstances.

The Company maintains cash with major financial institutions. All interest bearing accounts are insured up to $250,000. On October 14, 2008 the FDIC announced its temporary Transaction Account Guarantee Program, which provides full coverage for non-interest bearing transaction deposit accounts at FDIC-insured institutions that agree to participate in the program. The transaction account guarantee applies to all personal and business checking deposit accounts that do not earn interest at participating institutions. This unlimited insurance coverage is temporary and will remain in effect for participating institutions until December 31, 2012. As a result of this coverage the Company believes it is not exposed to any significant credit risks for cash.

Other Receivables

The Company extends unsecured credit in the normal course of business to its registered representatives. The determination of the amount of uncollectible accounts is based on the amount of credit extended and the length of time each receivable has been outstanding, as it relates to each individual registered representative. The allowance for doubtful accounts reflects the amount of loss that can be reasonably estimated by management, and if any, is included in Occupancy, equipment and other administrative costs in the accompanying consolidated statements of operations.

Advances to Registered Representatives

Advances are given to certain registered representatives as an incentive for their affiliation with the Broker-Dealer Subsidiaries. The representative signs an independent contractor agreement with the Broker-Dealer Subsidiaries for a specified term, typically a three-year period. The advance is then amortized on a straight-line basis or based on a percentage of production over the life of the broker’s agreement with the Broker-Dealer Subsidiaries, and is included in commission expense in the accompanying consolidated statements of operations. In the event a representative’s affiliation terminates prior to the fulfillment of their contract, the representative is required to repay the unamortized balance.

Securities Owned

Marketable securities which consist of publicly traded unrestricted common stock and bonds are valued at the closing price on the valuation date. Non-marketable securities which consist partly of restricted common stock and of non-tradable warrants exercisable into freely trading common stock of public companies are carried at market value or as required, at fair value as determined in good faith by management.

Other Assets

Other assets consist primarily of prepaid expenses and lease deposits.

Legal and Other Contingencies

The outcomes of legal proceedings and claims brought against the Company are subject to significant uncertainty. ASC 450-10, Accounting for Contingencies, requires that an estimated loss from a loss contingency such as a legal proceeding or claim should be accrued by a charge to income if it is probable that an asset has been impaired or a liability has been incurred and the amount of the loss can be reasonably estimated. Disclosure of a contingency is required if there is at least a reasonable possibility that a loss has been incurred. In determining whether a loss should be accrued we evaluate, among other factors, the degree of probability of an unfavorable outcome and the ability to make a reasonable estimate of the amount of loss. Changes in these factors could materially impact our results of operations, financial position, or our cash flows.

Recently Adopted Accounting Guidance

In September 2011, the FASB issued Accounting Standard Update (“ASU”) No. 2011-08, Testing Goodwill for Impairment. The new guidance provides an entity the option to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If an entity determines that this is the case, it is required to perform the currently prescribed two-step goodwill impairment test to identify potential goodwill impairment and measure the amount of goodwill impairment loss to be recognized for that reporting unit (if any). If an entity determines that the fair value of a reporting unit is less than its carrying amount, the two-step goodwill impairment test is not required. The new guidance was effective for the Company beginning October 1, 2012 and did not have material impact on our financial statements upon adoption.

In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income. The new guidance eliminates the current option to report other comprehensive income and its components in the statement of changes in equity. Instead, an entity will be required to present either a continuous statement of net income and other comprehensive income or in two separate but consecutive statements. The new guidance was effective for the Company beginning January 1, 2012 and did not have material impact on our financial statements upon adoption.

In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The guidance amends the accounting and disclosure requirements on fair value measurements. The new guidance limits the highest-and-best-use measure to nonfinancial assets, permits certain financial assets and liabilities with offsetting positions in market or counterparty credit risks to be measured at a net basis, and provides guidance on the applicability of premiums and discounts. Additionally, the new guidance expands the disclosures on Level 3 inputs by requiring quantitative disclosure of the unobservable inputs and assumptions, as well as description of the valuation processes and the sensitivity of the fair value to changes in unobservable inputs. The new guidance was effective for the Company beginning January 1, 2012 and did not have material impact on our financial statements upon adoption.

In January 2010, the FASB issued ASU No. 2010-06, Improving Disclosures about Fair Value Measurements. ASU No. 2010-06 provides amendments to ASC Subtopic 820-10 that requires new disclosures as follows:

•
Transfers in and out of Level 1 and 2. A reporting entity should disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers.

•
Activity in Level 3 fair value measurements. In the reconciliation for fair value measurements using significant unobservable inputs (Level 3), a reporting entity should present separately information about purchases, sales, issuances, and settlements (that is, on a gross basis rather than as one net number.)

ASU No. 2010-06 provides amendments to ASC Subtopic 820-10 that clarifies existing disclosures as follows:

•
Level of disaggregation. A reporting entity should provide fair value measurement disclosures for each class of assets and liabilities. A class is often a subset of assets or liabilities within a line item in the statement of financial position. A reporting entity needs to use judgment in determining the appropriate classes of assets and liabilities.

•
Disclosures about inputs and valuation techniques. A reporting entity should provide disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. Those disclosures are required for fair value measurements that fall in either Level 2 or Level 3.

The new guidance was effective for the Company beginning October 1, 2011 and has financial statement presentation changes only.

Recent Accounting Guidance Not Yet Adopted

In July 2012, the FASB issued ASU No. 2012-02, Testing indefinite-lived intangible assets for impairment. The update aims to reduce the cost and complexity of performing an impairment test for indefinite-lived intangible assets by simplifying how an entity tests those assets for impairment and to improve consistency in impairment testing guidance among long-lived asset categories. This guidance is effective for the Company prospectively beginning on October 1, 2012. The adoption of this accounting guidance is not expected to have a material impact on the Company’s financial statements.

In December 2011, the FASB issued ASU No. 2011-11, Disclosures about offsetting assets and liabilities, an accounting update that creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the statement of financial condition or subject to an enforceable master netting arrangement or similar arrangement. The disclosure requirements are effective for the Company beginning on or after January 1, 2013. Since these amended principles require only additional disclosures concerning offsetting and related arrangements, adoption will not affect the Company’s consolidated statements of income or financial condition.

Note 3 - Clearing Agreements	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
Schedule of Due to (from) Broker-Dealers and Clearing Organizations [Table Text Block]
NOTE 4. CLEARING AGREEMENTS

On February 1, 2010, National Securities and vFinance Investments entered into separate but coterminous clearing agreements with National Financial Services, LLC with a termination date of February 1, 2015. The clearing agreement includes a termination fee if either broker dealer terminates the agreement without cause. The Broker-Dealer Subsidiaries currently have clearing agreements with NFS, COR, ICBC and Rosenthal.

NOTE 3. CLEARING AGREEMENTS

National Securities Corporation and vFinance Investments, Inc. have separate but coterminous clearing agreements with National Financial Services, LLC with a termination date of February 1, 2015. The clearing agreement includes a termination fee if either broker dealer terminates the agreement without cause. The Broker Dealer Subsidiaries currently have clearing agreements with NFS, Legent, ICBC and Rosenthal and RJO.

Note 4 - Broker-Dealers And Clearing Organizations Receivables and Payables	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
Due to and from Broker-Dealers and Clearing Organizations Disclosure [Text Block]
NOTE 5. BROKER-DEALERS AND CLEARING ORGANIZATIONS RECEIVABLES AND PAYABLES

At December 31 and September 30, 2012, the receivables of $2,590,000 and $3,650,000, respectively, from broker-dealers and clearing organizations represent net amounts due for fees and commissions. At December 31 and September 30, 2012, the amounts payable to broker dealers and clearing organizations of $34,000 and $119,000, respectively, represent amounts owed to clearing firms or other broker dealers for fees on transactions and payables to other broker dealers associated with tri-party clearing agreements.

NOTE 4. BROKER-DEALERS AND CLEARING ORGANIZATIONS RECEIVABLES AND PAYABLES

At September 30, 2012 and 2011, the receivables of $3,650,000 and $2,714,000, respectively, from broker-dealers and clearing organizations represent net amounts due for fees and commissions. At September 30, 2012 and 2011, the amounts payable to broker-dealers and clearing organizations of $119,000 and $139,000, respectively, represent amounts owed to clearing firms or other broker dealers for fees on transactions and payables to other broker dealers associated with tri-party clearing agreements.

Note 5 - Other Receivables	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
NOTE 6. OTHER RECEIVABLES

At December 31, and September 30, 2012, the Company had other receivables net of allowance for uncollectable accounts of $341,000 and $147,000, respectively, primarily from underwriting and management fees from investment banking transactions that the Company participated in.

NOTE 5. OTHER RECEIVABLES

At September 30, 2012 and 2011, the Company had other receivables of $147,000 and $299,000, respectively, primarily from underwriting and management fees from investment banking transactions that the Company participated in.

Note 6 - Advances To Registered Representatives	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
Investments in and Advances to Affiliates, Schedule of Investments [Text Block]
NOTE 7. ADVANCES TO REGISTERED REPRESENTATIVES

An analysis of advances to registered representatives for the quarter ended December 31, 2012 is as follows:

Advances to Registered Representative
Balance, September 30, 2012	$890,000
Advances	25,000
Amortization or repayment of advances	(82,000)
Balance, December 31, 2012	$833,000

There were no unamortized advances outstanding attributable to registered representatives who ended their affiliation with National Securities prior to the fulfillment of their obligation.

NOTE 6. ADVANCES TO REGISTERED REPRESENTATIVES

An analysis of advances to registered representatives for the fiscal years ended September 30, 2012 and 2011 is as follows:

Advances to Registered Representative
Balance, September 30, 2010	$1,441,000
Advances	78,000
Amortization or repayment of advances	(567,000)
Balance, September 30, 2011	$952,000
Advances	203,000
Amortization or repayment of advances	(265,000)
Balance, September 30, 2012	$890,000

There were no unamortized advances outstanding at September 30, 2012 and 2011 attributable to registered representatives who ended their affiliation with National Securities prior to the fulfillment of their obligation.

Note 7 - Securities Owned And Securities Sold, But Not Yet Purchased At Fair Value	12 Months Ended
Sep. 30, 2012
Investment Holdings [Text Block]
NOTE 7. SECURITIES OWNED AND SECURITIES SOLD, BUT NOT YET PURCHASED, AT MARKET – MARKETABLE

Fair Value Measurements

As of September 30, 2012
Securities owned at fair value	Level 1	Level 2	Level 3	Total

Corporate stocks	$18,000	-	-	$18,000
Government obligations	678,000	-	-	678,000
Restricted stock and warrants	-	56,000	-	56,000
	$696,000	$56,000	$-	$752,000

Securities sold, but not yet purchased at fair value	Level 1	Level 2	Level 3	Total

Corporate stocks	$1,000	-	-	$1,000
Government obligations	-	-	-	-
Restricted stock and warrants	-	-	-	-
	$1,000	$-	$-	$1,000

As of September 30, 2011
Securities owned at fair value	Level 1	Level 2	Level 3	Total

Corporate stocks	$154,000	-	-	$154,000
Government obligations	300,000	-	-	300,000
Restricted stock	-	24,000	-	24,000
	$454,000	$24,000	$-	$478,000

Securities sold, but not yet purchased at fair value	Level 1	Level 2	Level 3	Total

Corporate stocks	$2,000	-	-	$2,000
Government obligations	-	-	-	-
Restricted stock	-	-	-	-
	$2,000	$-	$-	$2,000

Securities sold, but not yet purchased commit the Company to deliver specified securities at predetermined prices. The transactions may result in market risk since, to satisfy the obligation, the Company must acquire the securities at market prices, which may exceed the values reflected in the consolidated statements of financial condition.

Securities owned, non-marketable, which consist of restricted common stock that is not readily traded and warrants to purchase common stock.

Note 8 - Fixed Assets	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
Property, Plant and Equipment Disclosure [Text Block]
NOTE 9. FIXED ASSETS

Fixed assets as of December 31 and September 30, 2012, respectively, consist of the following:

	December 31, 2012	September 30, 2012

Equipment	$2,654,000	$2,620,000
Furniture and fixtures	491,000	491,000
Leasehold improvements	922,000	922,000
Capital leases (primarily composed of computer equipment	2,510,000	2,510,000
	6,577,000	6,543,000
Less accumulated depreciation and amortization	(6,019,000)	(5,881,000)
Fixed assets net	$558,000	$662,000

Depreciation expense for the fiscal quarters ended December 31, 2012 and 2011 was $138,000 and $149,000, respectively.

NOTE 8. FIXED ASSETS

Fixed assets as of September 30, 2012 and 2011, respectively, consist of the following:

	September 30,
	2012	2011	Estimated Useful Lives (years)
Equipment	$2,620,000	$2,532,000	5
Furniture and fixtures	491,000	491,000	5
Leasehold improvements	922,000	897,000	Lesser of useful life or term of lease
Capital Leases (Primarily composed of Computer Equipment)	2,510,000	2,402,000	5
	6,543,000	6,322,000
Less accumulated depreciation and amortization	(5,881,000)	(5,348,000)
Fixed assets - net	$662,000	$974,000

Depreciation and amortization expense for the years ended September 30, 2012 and 2011 was $533,000 and $633,000 respectively.

Note 9 - Investment in Unconsolidated Joint Venture	12 Months Ended
Sep. 30, 2012
Equity Method Investments and Joint Ventures Disclosure [Text Block]
NOTE 9. INVESTMENT IN UNCONSOLIDATED JOINT VENTURE

During January 2011, the Company finalized its joint venture with Opus Point Partners, LLC (“Opus”), one of the Company’s significant stockholders. The Company received a 50% interest in the joint venture in consideration of an initial capital contribution of approximately $1 million. The initial intent of the joint venture was to provide investment banking services focused on the global life science sector. In April 2012, the Company relinquished its interest in the joint venture.

The Company made cash contributions of $501,000 and $550,000 in the joint venture in June 2011 and March 2012, respectively. Opus did not earn revenues or incur expenses since inception through the time the Company relinquished its interest.

All capital due to be contributed to the joint venture was paid to the joint venture as of September 30, 2012. The Company previously owed capital contributions of $550,000 to the joint venture at September 30, 2011. Such capital contributions payable were recognized as additional investment in unconsolidated joint venture and accounts payable at September 30, 2011.

In April 2012, the Company paid $550,000 representing the balance of its capital contribution to the joint venture and subsequently relinquished its interest in Opus. Consequently, the Company recognized a loss on disposition in its unconsolidated joint venture of $1,051,000 at June 30, 2012.

Note 10 - Intangible Assets	12 Months Ended
Sep. 30, 2012
Intangible Assets Disclosure [Text Block]
NOTE 10. INTANGIBLE ASSETS

The markets in which the Company operates have recently been adversely affected by significant declines in the volume of securities transactions and in significant fluctuations in market liquidity together with existing and anticipated unfavorable financial and economic conditions.

The Company believes that the intangible assets, which consist substantially of customer relationships, will be held and used. To determine the fair value of the intangible assets, the Company used the guidance provided by professional standards defining Fair Value Measurements. These professional standards provide a fair value hierarchy which gives priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. There is no active market for assets identical to the Company’s acquired customer relationships. Additionally, the Company was unable to identify the following Level 2 inputs: 1) quoted prices for similar assets in active markets, 2) quoted prices for similar or identical assets in markets that are not active, or 3) inputs other than quoted prices that are observable for the asset. Accordingly, the Company used mostly unobservable inputs, consisting of estimated future net cash flows generated specifically from the acquired customer relationships. However, the Company did use certain Level 1 and 2 inputs to substantiate certain assumptions that helped determine the discount rate it used in deriving the fair value of the intangible assets.

Based on this method, the Company determined that the adjusted carrying basis of its intangible assets resulting from its merger with vFinance amounts to $466,000 at September 30, 2012, which will be fully amotized in the first nine months of fiscal 2013. The remaining intangible asset will be amortized over the balance of the assets original life for 0.75 years. Amortization of the Company’s intangible asset for the fiscal years ending September 30, 2012 and 2011 was $621,000 and $621,000, respectively.

Note 11 - Other Assets	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
Other Assets Disclosure [Text Block]
NOTE 11. OTHER ASSETS

Other assets consist of the following:

	December 31, 2012	September 30, 2012
Pre-paid expenses	$727,000	$520,000
Deposits	308,000	304,000
Investments in unaffiliated entity	157,000	157,000
Total	$1,192,000	$981,000

NOTE 11. OTHER ASSETS

Other assets as of September 30, 2012 and 2011 respectively, consist of the following:

	September 30,
	2012	2011
Prepaid expenses	$520,000	$680,000
Deposits	304,000	88,000
Investments in unaffiliated entity	157,000	157,000
Deferred financing costs	-	26,000
Total	$981,000	$951,000

Note 12 - Accounts Payable, Accrued Expenses and Other Liabilities	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
NOTE 12. ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES

Accounts payable, accrued expenses and other liabilities consist of the following:

	December 31, 2012	September 30, 2012
Commissions payable	$6,360,000	$7,151,000
Deferred clearing fee credits	223,000	251,000
Telecommunication vendors payable	60,000	75,000
Legal payable	757,000	418,000
Deferred rent payable	227,000	241,000
Accrued compensation	2,000	24,000
Capital lease liability	229,000	279,000
Other vendors	2,465,000	2,858,000
Short-term portion	$10,323,000	$11,297,000
Long-term portion	$280,000	$263,000
Total	$10,603,000	$11,560,000

NOTE 12. ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES

Accounts payable, accrued expenses and other liabilities, current liabilities and non-current, as of September 30, 2012 and 2011, consist of the following:

	September 30,
	2012	2011
Commissions payable	$7,151,000	$5,363,000
Deferred clearing fee credits	251,000	363,000
Telecommunications vendors payable	75,000	77,000
Legal fees payable	418,000	306,000
Deferred rent payable	241,000	268,000
Accrued compensation	24,000	581,000
Due to joint venture	-	550,000
Capital lease liability	279,000	415,000
Other vendors	2,858,000	3,909,000
Total	$11,297,000	$11,832,000

Note 13 - Derivative Liabilities	12 Months Ended
Sep. 30, 2012
Derivative Instruments and Hedging Activities Disclosure [Text Block]
NOTE 13. DERIVATIVE LIABILITIES

The Company issued shares of Series C and D Preferred Stock and associated warrants. The terms of the Series C and D Preferred Stock and associated warrants include a subsequent financing reset provision which lapsed in July 2011 and March 2011, respectively. Additionally, holders of the warrants issued pursuant to Series D have a right to net settle their warrants in cash if there are not enough shares of common stock authorized to cover the issuance of shares pursuant to the exercise of such warrants. The net settlement effective price per warrant is the difference between the fair value as defined and the effective exercise price. Furthermore, the maximum number of shares required to be delivered during the period under which the warrants issued pursuant to the Series D transaction, together with all outstanding convertible debt, stock options, warrants, and Series A, C and D preferred shares, exceeded the amount of authorized shares at September 29, 2010, their date of issuance. Furthermore, the warrants issued in connection with the sale of the Company’s common stock in December 2010 also exceeded the amount of authorized shares at the date of issuance.

During April 2011, the Company’s Stockholders approved an increase of its authorized shares of common stock from 50,000,000 to 150,000,000 and our authorized shares of preferred stock from 200,000 to 10,000,000. Additionally, the subsequent financing reset provision of Series D Preferred Stock and related warrants lapsed in March 2011.

The Company accounted for the embedded conversion features included in its Series C and Series D Preferred Stock as well as the related warrants and the warrants issued in connection with the issuance of the Company’s shares of common stock during 2010 as derivative liabilities through March 31, 2011. At March 31, 2011, all such financial instruments were reclassified as equity contracts.

The aggregate fair value of derivative liabilities at March 31, 2011, prior to the reclassification as equity contracts, and September 30, 2010 amounted to $6,465,000 and $4,331,000, respectively.

The Company issued 2,820,000 and 5,666,692 warrants which were accounted for as liability contracts during fiscal 2011 and 2010, respectively. The fair value of the warrants at their date of issuance amounted to $530,000 and $963,000 during fiscal 2011 and 2010, respectively. The fair value of the embedded conversion features amounted at the date of issuance amounted to $2,992,000 during fiscal 2010. The fair value of the warrants and embedded conversion features was offset against the proceeds of the issuance of the Company’s Series C and D Preferred Stock and common stock.

The fair value of the embedded conversion features and warrants were based on the Company’s quoted traded price and the Black Scholes method, respectively, at each measurement date.

The fair value of the derivative instruments were based on the following assumptions:

	March 31, 2011 (prior to reclassification)			Issuance during the six-month period ended March 31, 2011			September 30, 2010
Embedded Conversion Features:
Exercise price		$0.50			N/A			$0.40
market value		$0.50			N/A			$0.40

Warrants:
Effective Exercise price		$0.50			$0.50			$0.50
Effective Market price	$0.48	-	$0.50	$0.34	-	$0.35	$0.34	-	$0.40
Volatility		75%			75%			76%
Risk-free interest		2.24%			2.06%			1.27%
Terms (years)	4.25	-	4.75		5			5
Expected dividend rate		0%			0%			0%

The fair value of the derivative liabilities increased by $1.6 million and $376,000 between measurement dates during fiscal year 2012 and 2011, respectively. Such increase is recorded as other expense in the accompanying Statement of Operations.

The reclassification of the Series C and D Preferred Stock and aforementioned warrants, previously accounted for as liability, to equity contracts, including the fair value of derivative liabilities of $6,465,000 and the carrying value of the Series C and D Preferred Stock of $513,000 resulted in the following increases at June 30, 2011:

Series C and D Preferred Stock	$6,156,000
Additional paid-in capital	$846,000

Note 14 - Convertible Notes Payable	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
Debt Disclosure [Text Block]
NOTE 13. CONVERTIBLE NOTES PAYABLE

June 2008 Convertible Note Payable

On June 30, 2008, the Company completed a financing transaction under which the Company issued a convertible promissory note in the principal amount of $3.0 million, with a warrant to purchase 468,750 shares of common stock at an exercise price of $2.00 per share. The promissory note matured in June 2012. The Company recorded a debt discount for the beneficial conversion feature of the instrument. These amounts, totaling approximately $789,000, were recorded as a debt discount charged to interest expense over the life of the promissory note. The Company satisfied $1.2 million of its obligations under this note in September 2012. The remaining $1.8 million principal was due in January 2013 and was satisfied by the Company on January 31, 2013.

2012 Convertible Notes Payable

In March, April and September 2012, the Company completed the issuance of convertible notes payable for $3,300,000, $700,000 and $1,000,000, respectively. The notes bear interest at 6% per annum. As amended in September 2012, the notes mature on the earlier of 1) 10 business days after delivery by the holder of the note of a notice to maturity, which notice may not be issued prior to August 14, 2013 (which date shall be extended to March 31, 2015 if the Company completes a restructuring of its capital in a manner satisfactory to the holder) or 2) March 31, 2015. The notes cumulatively are convertible into 100,000 shares of the Company's Series E Preferred Stock. Upon conversion, the holders will also receive 10,000,000 warrants, exercisable at $0.50 per share of the Company's common stock. The 2012 Convertible Notes Payable are secured by any net proceeds received by the Company, after paying any senior indebtedness, in the event any holder of such senior indebtedness forecloses on the common stock of National Asset Management, Inc. The $5,000,000 in convertible notes was converted to common stock on January 25, 2013.

The following table summarizes the convertible notes payable:

	December 31, 2012	September 30, 2012

10% Convertible notes payable	$1,800,000	$1,800,000
6% Convertible notes payable	5,000,000	5,000,000
	$6,800,000	$6,800,000

The Company incurred interest expense related to its convertible notes of approximately $121,000 and $575,000 for the fiscal quarter ended December 31, 2012 and the fiscal year ended September 30, 2012, respectively. The convertible notes are owed to entities affiliated with three of the Company’s directors.

NOTE 14. CONVERTIBLE NOTES PAYABLE

March 2008 Convertible Note Payable

On March 31, 2008, the Company completed a financing transaction under which an investor made an investment in the Company by purchasing a convertible promissory note in the principal amount of $3.0 million, with a warrant to purchase 375,000 shares of common stock at an exercise price of $2.50 per share. The promissory note matured in March 2012. Using professional standards, the relative fair value of the warrant was calculated using the Black-Scholes Option Valuation Model. The Company also recorded an additional debt discount for the beneficial conversion feature of the instrument. These amounts, totaling approximately $791,000, have been recorded as a debt discount that was charged to interest expense over the life of the promissory note. The Company satisfied its obligations under this note in March 2012.

June 2008 Convertible Note Payable

On June 30, 2008, the Company completed a financing transaction under which the same investor made an additional investment in the Company by purchasing a convertible promissory note in the principal amount of $3.0 million, with a warrant to purchase 468,750 shares of common stock at an exercise price of $2.00 per share. The promissory note matured in June 2012. Under professional standards, the relative fair value of the warrant was calculated using the Black-Scholes Option Valuation Model. The Company also recorded an additional debt discount for the beneficial conversion feature of the instrument. These amounts, totaling approximately $789,000, have been recorded as a debt discount that was charged to interest expense over the life of the promissory note. The Company satisfied $1.2 million of its obligations under this note in September 2012. The remaining $1.8 million principal is due in January 2013.

2012 Convertible Notes Payable

In March, April and September 2012, the Company completed the issuance of convertible notes payable for $3,300,000, $700,000 and $1,000,000, respectively. The notes bear interest at 6% per annum. As amended in September 2012, the notes mature on the earlier of 1) 10 business days after delivery by the holder of the note of a notice to maturity, which notice may not be issued prior to  August 14, 2013 (which date shall be extended to March 31, 2015 if the Company completes a restructuring of its capital in a manner satisfactory to the holder) or 2)  March 31, 2015. The notes cumulatively are convertible into 100,000 shares of the Company's Series E Preferred Stock. Upon conversion, the holders will also receive 10,000,000 warrants, exercisable at $0.50 per share of the Company's common stock. The 2012 Convertible Notes Payable are secured by any net proceeds received by the Company, after paying any senior indebtedness, in the event any holder of such senior indebtedness forecloses on the common stock of National Asset Management, Inc.

The following table summarizes the convertible notes payable.

	September 30,
	2012	2011
10% convertible notes payable	$1,800,000	$6,000,000
6% convertible notes payable	5,000,000	-
Less: Debt discount	-	(247,000)
	$6,800,000	$5,753,000

The Company incurred interest expense related to its convertible notes of $575,000 and $600,000 for the fiscal years ended September 30, 2012 and 2011, respectively. The convertible notes are owed to entities affiliated with two of the Company’s directors.

Note 15 - Subordinated Borrowings	12 Months Ended
Sep. 30, 2012
Schedule of Subordinated Borrowing [Table Text Block]
NOTE 15. SUBORDINATED BORROWINGS

Subordinated Note

In July 2009, National Securities was approved by the FINRA to receive an additional subordinated loan from Legent for $250,000, bearing interest at the rate of 4.5% payable monthly. This loan was granted subsequent to National Securities signing a clearing agreement with Legent, to clear a portion of the business. National Securities began to make principal repayments at a minimum of $10,000 per month or $10 per transaction whichever is greater, starting July 31, 2010. Some or all of this repayment may be funded by transactional credits depending on the amount of business conducted through Legent on a monthly basis. As of September 30, 2012 and 2011, the balances owed to Legent Clearing were $0 and $100,000 respectively.

In September 2012, the Company generated proceeds of $1 million by issuing a subordinated note payable to one of its directors. The note matures on the earlier of 10 business days after delivery by the holder of the note of a notice to maturity-which may not be issued prior to August 14, 2013. The note is secured by any net proceeds received by the Company, after paying any senior indebtedness in the event any holder of such senior indebtedness forecloses on the common stock of National Asset Management, Inc.

Note 16 - Income Taxes	12 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Text Block]
NOTE 16. INCOME TAXES

The primary difference between income tax expense at the federal statutory rate and actual tax expense is due to the utilization of net operating loss carryovers. The Company did not record a provision for income taxes due to current year loss.

Years Ended September 30,
	2012	2011
Federal income tax provision (benefit)	$-	$-
State income tax provision (benefit)	-	-
	$-	$-

The income tax provision (benefit) related to income (loss) from continuing operations before income taxes and extraordinary items vary from the federal statutory rate as follows:

	Years Ended September 30,
	2012	2011
Statutory federal rate	-35.0%	-35.0%
State income taxes net of federal income tax benefit	-5.2%	-5.2%
Permanent differences for tax purposes	22.9%	19.4%
Change in valuation allowance	17.3%	20.8%
	0.0%	0.0%

Significant components of the Company’s deferred tax assets in the accompanying financial statements are as follows:

	September 30,
	2012	2011
Deferred tax assets:
Net operating loss carry-forwards	$14,277,000	$13,671,000
Reserves for uncollectible receivables	44,000	124,000
Accrued but unpaid bonuses	91,000	437,000
Difference between book and tax amortization	608,000	158,000
Stock Based Compensation	436,000	-
Other temporary differences	97,000	283,000
Total deferred tax assets	15,553,000	14,673,000
Valuation allowance	(15,553,000)	(14,673,000)
Net deferred tax asset	$-	$-

At September 30, 2012, the Company had available net operating loss carryovers of approximately $34.6 million that may be applied against future taxable income and expires at various dates between 2014 and 2032, subject to certain limitations. The Company has a deferred tax asset arising substantially from the benefits of such net operating loss deduction and has recorded a valuation allowance for the full amount of this deferred tax asset since it is more likely than not that the full amount of the deferred tax asset may not be realized. The valuation allowance for the deferred tax asset increased by $546,000 and $1.4 million during the fiscal years ended September 30, 2012 and 2011, respectively. The net change in the valuation allowance is due principally to derivative liabilities in 2011.

The Company acquired vFinance, Inc. and subsidiaries during fiscal year 2008 and increased its consolidated tax net operating loss carry-forwards by approximately $12 million from vFinance pre-acquisition net operating losses. However, pursuant to Internal Revenue Code Section 382, the amount of taxable income that can be offset by these pre-acquisition net operating losses of both the Company and vFinance, Inc. is limited due to the ownership change that occurred during the year. The deferred tax asset derived from these tax loss carry-forwards have been included in consolidated deferred tax assets- net operating loss carry-forwards, and a full valuation allowance has been established since it is not more likely than not that such benefits will be recovered.

The Company’s consolidated tax return for the tax year ended September 30, 2008 is currently under examination by the Internal Revenue Service. The Company’s management does not believe that the consolidated tax return being examined contains any significant errors, omissions, material misstatements, or unsustainable tax positions that could subject it to an assessment of tax, penalties and interest. Accordingly, the Company has not recorded any liability, including contingent liabilities, or adjusted its tax provision, including deferred tax assets and the valuation allowance to reflect the possibility of a proposed adjustment. The Company’s tax returns for tax years 2009 and later could also be subject to review by the IRS, however to date, no such notice has been received.

Note 17 - Commitments and Contingencies	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
Commitments and Contingencies Disclosure [Text Block]
NOTE 15. COMMITMENTS AND CONTINGENCIES

Litigation and Regulatory Matters

The Company has been named as a defendant in various legal actions, substantially all of which are arbitrations. In view of the inherent difficulty of predicting the outcome of such matters, particularly in cases in which claimants seek substantial or indeterminate damages, the Company cannot predict with certainty what the eventual loss or range of loss related to such matters will be. The Company recognizes a legal liability when it believes it is probable a liability has occurred and the amount can be reasonably estimated. If some amount within a range of loss appears at the time to be a better estimate than any other amount within the range, the Company accrues that amount. When no amount within the range is a better estimate than any other amount, however, the Company accrues the minimum amount in the range.

The Company records legal reserves and related insurance recoveries for significant or unusual cases on a gross basis.

The Company is subject to and maintains insurance coverage for claims and lawsuits in the ordinary course of business, such as customer complaints or disclosures about risks with securities purchased, as well as various arbitrations and other litigation matters.

Defense costs are expensed as incurred and classified as professional services within the unaudited condensed consolidated statements of income. When there is indemnification or insurance, the Company may engage in defense or settlement and subsequently seek reimbursement for such matters. In connection with various acquisitions, and pursuant to the purchase and sale agreements, the Company has received third-party indemnification for certain legal proceedings and claims. Some of these matters have been defended and paid directly by the indemnifying party.

The Company believes, based on the information available at this time, after consultation with counsel, consideration of insurance, if any, and indemnifications provided by the third-party indemnitors, that the outcomes of any legal proceedings will not have a material adverse impact on the unaudited condensed consolidated statements of income,  financial condition or cash flows.

As of December 31, 2012, the Company and its subsidiaries are defendants in arbitrations and administrative proceedings, lawsuits and claims, which are routine and incidental to our business, alleging specified damages of approximately $17,000,000. The Company estimates, to the extent that it can, that based on discussions with legal counsel and prior experience, its aggregate liability from these pending actions may exceed $480,000 (exclusive of fees, costs and unspecified punitive damages related to certain claims and inclusive of expected insurance coverage). These matters arise in the normal course of business. The Company intends to vigorously defend itself in these actions, and based on discussions with counsel believes that the eventual outcome of these matters will not have a material adverse effect on the Company. However, the ultimate outcome of these matters cannot be determined at this time. The amounts related to such matters that are reasonably estimable and which have been accrued at December 31 and September 30, 2012, are $490,000 and $338,000 (inclusive of legal fees and estimated claims), respectively, and have been included in "Accounts Payable, Accrued Expenses and Other Liabilities" in the accompanying consolidated statements of financial condition. The Company has included in "Professional fees" litigation and FINRA related expenses of $290,000 and $238,000 for the three-month periods ended December 31, 2012 and 2011, respectively.

NOTE 17. COMMITMENTS AND CONTINGENCIES

Leases

As of September 30, 2012, the Company leases office space and equipment in various states expiring at various dates through August 2015, and is committed under operating leases for future minimum lease payments as follows:

Fiscal Year Ending	Rental Expense	Less, Sublease Income	Net
2013	$1,939,000	$72,000	$1,867,000
2014	1,110,000	72,000	1,038,000
2015	1,053,000	66,000	987,000
2016	374,000	-	374,000
Thereafter	286,000	-	286,000
	$4,762,000	$210,000	$4,552,000

The totals amount of rent payable under the leases is recognized on a straight line basis over the term of the leases. As of September 30, 2012 and September 30, 2011, the Company has recognized deferred rent payable of $241,000 and $268,000, respectively (See Note 12). Rental expense under all operating leases for the years ended September 30, 2012 and September 30, 2011 was $2,510,000 and $3,104,000 respectively. Sublease income under all operating subleases for the years ended September 30, 2012 and 2011 was approximately $95,000 and $207,000, respectively.

Litigation and Regulatory Matters

The Company and its subsidiaries are defendants in arbitrations and administrative proceedings, lawsuits and claims, which are routine and incidental to our business, alleging specified damages of approximately $16,800,000. The Company estimates, to the extent that it can, that based on discussions with legal counsel and prior experience, its aggregate liability from these pending actions may exceed $300,000 (exclusive of fees, costs and unspecified punitive damages related to certain claims and inclusive of expected insurance coverage). These matters arise in the normal course of business. The Company intends to vigorously defend itself in these actions, and based on discussions with counsel believes that the eventual outcome of these matters will not have a material adverse effect on the Company. However, the ultimate outcome of these matters cannot be determined at this time. The amounts related to such matters that are reasonably estimable and which have been accrued at September 30, 2012 and 2011, are $338,000 and $310,000 (inclusive of legal fees incurred to date and estimated claims), respectively, and have been included in "Accounts Payable, Accrued Expenses and Other Liabilities" in the accompanying consolidated statements of financial condition. The Company has included in "Professional fees" litigation and FINRA related expenses of $1,158,000 and $1,169,000 for fiscal years 2012 and 2011, respectively.

Note 18 - Stockholders' Equity	12 Months Ended
Sep. 30, 2012
Stockholders' Equity Note Disclosure [Text Block]
NOTE 18. STOCKHOLDERS’ EQUITY

Shares Authorized

The Company’s authorized number of shares of common stock is 150,000,000, and its authorized number of shares of preferred stock is 10,000,000. Additionally, the Company has authorized 50,000 shares of Series A Preferred Stock, 34,500 shares of Series C Preferred Stock, 100,000 shares of Series D Preferred Stock, and 200,000 shares of Series E Preferred Stock.

Issuance of shares of common stock and warrants pursuant to a private placement

During fiscal 2011, the Company generated gross proceeds of $1,585,000 by issuing 3,170,000 shares of its common stock. The Company paid $169,000 in financing costs in connection with the issuance of shares. Additionally, the Company recognized derivative liabilities of $530,000 in connection with this transaction, which was offset against the proceeds. Furthermore, the Company issued 3,170,000 warrants to the investors participating in this private placement and 200,000 warrants to brokers. The warrants have an exercise price of $0.50 per share. The warrants expire in December 2016.

Issuance of shares of common stock to satisfy certain liabilities

During fiscal 2012, the Company issued 1,967,042 shares of its common stock to satisfy certain liabilities. Included in these shares were 126,188 shares and 340,854 shares issued to Messrs. Goldwasser and Sokolow in satisfaction of their amended employment agreements executed in November 2009. The fair value of the shares was based on the Company’s quoted trading price at the date of issuance.

Receipt of subscription receivable

During fiscal 2011, the Company received the remaining proceeds of its Series D Preferred Stock offering which amounted to $1,334,000.

Reclassification of liability contracts to equity contracts

At March 31, 2011, we reclassified certain Series C and D Preferred Stock and related warrants and certain warrants issued in connection with a private placement from liability contracts to equity contracts.

The reclassification of the Series C and D Preferred Stock and aforementioned warrants, previously accounted for as a liability, to equity contracts resulted in the following increases at March 31, 2011:

Series C and D Preferred Stock	$6,156,000
Additional paid-in capital	$846,000

Series A Convertible Preferred Stock

Each share of Series A preferred stock was convertible into 80 shares of common stock ($1.25 per share of common). The holders are entitled to receive dividends on a quarterly basis at a rate of 9% per annum, per share. Such dividends are cumulative and accumulate whether or not declared by the Company’s Board of Directors, but are payable only when and if declared by the Company’s Board of Directors.

During fiscal 2012 and 2011, the Company recognized $93,000 and $414,000 of dividends on its Series A Preferred Stock. The accumulated dividends on the Company’s 46,050 issued and outstanding shares of Series A Preferred Stock was $715,000, at the automatic conversion date, December 21, 2011. At such date, all accumulated dividends were to be paid, resulting in the issuance of 5,723 shares of Series A Preferred Stock. The Company is in the process of issuing 4,141,826 shares of its common stock to satisfy its obligations pursuant to the conversion of 51,773 shares of Series A Preferred Stock. The conversion of these shares has not yet been completed as of the date of this report.

Series C Convertible Preferred Stock

On July 12, 2010, the Company issued 34,167 shares of Series C Preferred Stock to certain investors in consideration of the conversion of $1.7 million in subordinated financing. The Series C shares issued pursuant to this transaction are convertible into 3,416,691 shares of the Company’s common stock.

The Series C shares are convertible at the holder’s option at a rate of $0.50 per share. The conversion rate may be reduced to the lower effective rate of any securities, with certain exceptions, issued by the Company prior to March 31, 2011. Such exceptions include issuance of shares or share equivalent pursuant to stock options, acquisitions, certain financing with a financial institution, payment in kind to vendors and payment in kind of dividends of the Series A Preferred Stock.

The Series C shares have a liquidation preference to the holders of common stock in the event of liquidation or dissolution of the Company. The Series C stockholders have voting rights on an as converted basis. Holders of Series C shares have certain registration rights.

Series D Convertible Preferred Stock

On September 29, 2010, the Company issued 60,000 shares of Series D Preferred Stock to certain investors in consideration of $3,000,000, of which $1,334,000 was a receivable. This amount was collected in October 2010. The Series D shares issued pursuant to this transaction are convertible into 6,000,000 shares of the Company’s common stock.

The Series D shares are convertible at the holder’s option at a rate of $0.50 per share. The conversion rate may be reduced to the lower effective rate of any securities, with certain exceptions, issued by the Company prior to March 31, 2011. The Series D have a liquidation preference to the holders of common stock in the event of liquidation or dissolution of the Company. The Series D has voting rights on an as converted basis. Holders of Series D shares have certain registration rights.

Series E Convertible Preferred Stock

In fiscal 2012, the Company designated its Series E Preferred Stock, par value $0.01 per share, at a price of $50 per share. The authorized number of shares of Series E Preferred Stock is 200,000. None were issued at September 30, 2012.

Each share of the Series E Preferred Stock is convertible in 100 shares of the Company’s common stock. The conversion rate may be reduced to the lower effective rate of any securities, with certain exceptions, issued by the Company prior to December 30, 2012. Such exceptions include issuance of shares or share equivalent pursuant to stock options, acquisitions, certain financing with a financial institution, and payment in kind to vendors.

The Series E Preferred Stock has a liquidation preference to the holders of common stock in the event of liquidation or dissolution of the Company. The Series E Preferred Stock has voting rights on an as converted basis. Holders of Series E preferred shares have certain registration rights.

Stock Options

The Company’s stock option plans provide for the granting of stock options to certain key employees, directors and investment executives. Generally, options outstanding under the Company’s stock option plan are granted at prices equal to or above the market value of the stock on the date of grant, vest either immediately or ratably over up to five years, and expire five years subsequent to award.

The Company did not grant any options during fiscal years 2012 or 2011.

The following activity occurred under our plan:

	Options	Weighted Average Price Per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance, September 30, 2010	5,184,687	$1.53		-
Granted	-	-
Exercised	-	-
Forfeited or expired	(1,374,416)	1.66
Outstanding at September 30, 2011	3,810,271	$1.67	2.36	$-
Granted	-	-
Exercised	-	-
Forfeited or expired	(2,498,269)	1.67
Outstanding at September 30, 2012	1,312,002	$1.64	2.17	$-
Exercisable at September 30, 2012	1,312,002	1.64	2.37	$-

	2012	2011

Weighted-average grant-date fair value of options granted	N/A	N/A
Fair value of options recognized as expense:	$10,000	$265,000

As of September 30, 2012, the Company had no unamortized compensation costs related to non-vested options.

Warrants

In connection with the issuance of the Series C Preferred Stock, the Company also issued warrants to purchase 3,416,692 shares of common stock at an exercise price of $0.50 per share. The warrants vested at a rate of 33 1/3% on July 12, 2010 and 33 1/3% annually thereafter. The warrants expire five years from the date of vesting.

In connection with the issuance of the Series D Preferred Stock, the Company also issued warrants to purchase 6,000,000 shares of common stock at an exercise price of $0.50 per share. The warrants vested at a rate of 33 1/3% in September 2010 and 33 1/3% annually thereafter. The warrants expire five years from the date of vesting.

During fiscal 2012, the Company did not issue any warrants. During fiscal 2011, the Company issued 3,170,000 warrants to the investors participating in a private placement and 200,000 warrants to brokers. The warrants have an exercise price of $0.50 per share. The warrants expire in December 2016.

The following tables summarize information about warrants outstanding at September 30, 2012.

	Shares	Weighted Average Exercise Price	Weighted Average Contractual Term (Yrs)
Outstanding at October 1, 2010	12,103,942	$1.27
Granted	3,370,000	0.50
Exercised	-	-
Expired	(506,001)	1.46
Outstanding at September 30, 2010	14,967,941	$1.00	3.78
Granted	-	$-
Exercised	-	-
Expired	(248,000)	0.75
Outstanding at September 30, 2012	14,719,941	$0.56	2.84
Exercisable at September 30, 2012	14,717,941	$0.56	2.84

As of September 30, 2012, the aggregate intrinsic value of the Company’s outstanding and exercisable warrants was $0.

Non-controlling interest

During fiscal 2011, the non-controlling stockholder contributed $31,000 to the capital of EquityStation, Inc.

Note 19 - Net Capital Requirements	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
Schedule of Capitalization [Table Text Block]
NOTE 16. NET CAPITAL REQUIREMENTS

National Securities, as a registered broker-dealer, is subject to the SEC’s Uniform Net Capital Rule 15c3-1 that requires the maintenance of minimum net capital. National Securities has elected to use the alternative standard method permitted by the rule. This requires that National Securities maintain minimum net capital equal to the greater of $250,000 or a specified amount per security based on the bid price of each security for which National Securities is a market maker. At December 31, 2012, National Securities had net capital of approximately $1,191,000 which exceeded its requirement by approximately $941,000.

In addition to the net capital requirements, each of vFinance Investments and EquityStation is required to maintain a ratio of aggregate indebtedness to net capital, as defined, of not more than 15 to 1 (and the rule of the “applicable” exchange also provides that equity capital may not be withdrawn or cash dividends paid if the resulting net capital ratio would exceed 10 to 1). At December 31, 2012, vFinance Investments had net capital of approximately $1,612,000, which was approximately $612,000 in excess of its required net capital of $1,000,000, and its percentage of aggregate indebtedness to net capital was 112.5%. At December 31, 2012, EquityStation had net capital of approximately $112,000 which was approximately $62,000 in excess of its required net capital of $50,000, and its percentage of aggregate indebtedness to net capital was 20.8%. In December 2012, the Company requested that all of the business of Equity Station be transferred to vFinance Investments, Inc. to allow for further consolidation of operations and thus cost savings. This was approved and completed during December 2012. Additionally, during the month of December, the Company filed for the withdrawal of Registration of Equity Station as a broker-dealer with FINRA. As of the date of this filing, it is anticipated that FINRA will allow Equity Station to withdraw its registration as a broker-dealer.

Advances, dividend payments and other equity withdrawals from the Company’s Broker-Dealer Subsidiaries are restricted by the regulations of the SEC, and other regulatory agencies. These regulatory restrictions may limit the amounts that a subsidiary may dividend or advance to the Company.

NOTE 19. NET CAPITAL REQUIREMENTS

National Securities has elected to use the alternative standard method permitted by the rule. This requires that National Securities maintain minimum net capital equal to the greater of $250,000 or a specified amount per security based on the bid price of each security for which National Securities is a market maker. The alternative method precludes National Securities from having to calculate a ratio of aggregate indebtedness to net capital. At September 30, 2012, National Securities had net capital of approximately $1,394,000 which was approximately $1,144,000 in excess of its required net capital of $250,000.

Due to its market maker status, vFinance Investments is required to maintain a minimum net capital of $1,000,000 and EquityStation is required to maintain $50,000. In addition to the net capital requirements, each of vFinance Investments and EquityStation are required to maintain a ratio of aggregate indebtedness to net capital, as defined, of not more than 15 to 1 (and the rule of the “applicable” exchange also provides that equity capital may not be withdrawn or cash dividends paid if the resulting net capital ratio would exceed 10 to 1). At September 30, 2012, vFinance Investments had net capital of approximately $1,639,000, which was approximately $639,000 in excess of its required net capital of $1,000,000, and its percentage of aggregate indebtedness to net capital was 132.2%. At September 30, 2012, EquityStation had net capital of approximately $145,000, which was approximately $95,000 in excess of its required net capital of $50,000, and its percentage of aggregate indebtedness to net capital was 87.5%. Each of the Broker-Dealer Subsidiaries qualifies under the exemptive provisions of Rule 15c3-3 which relates to the custody of securities for the account of customers pursuant to Section (k)(2)(ii) of the Rule as none of them carry security accounts of customers or perform custodial functions related to customer securities.

Advances, dividend payments and other equity withdrawals from its Broker-Dealer Subsidiaries are restricted by the regulations of the SEC, and other regulatory agencies. These regulatory restrictions may limit the amounts that a subsidiary may dividend or advance to the Company.

Note 20 - Employee Benefits	12 Months Ended
Sep. 30, 2012
Pension and Other Postretirement Benefits Disclosure [Text Block]
NOTE 20. EMPLOYEE BENEFITS

In September 2011, the Company created a new defined contribution 401(k) plan (the “Plan”) merging the two plans originally formed prior to the merger of National and vFinance effective October 1, 2011, (the “Terminated Plans”). Under the Plan, employees can elect to defer up to 75% of eligible compensation, subject to certain limitations, by making voluntary contributions to the Plan. As a result of the Plan’s larger size, the Company was able to eliminate all administrative costs to the Company, as well as offer participants a larger selection of investment choices. The Company’s contributions are made at the discretion of the Board of Directors. For the new Plans, the Company made no contributions for the fiscal year ended September 30, 2012. For the Terminated Plans, the Company made no contributions for the fiscal year ended September 30, 2012 and 2011.

Note 2 - Consolidation - 10Q	3 Months Ended
Dec. 31, 2012
Business Combination Disclosure [Text Block]
NOTE 2. CONSOLIDATION

The consolidated financial statements include the accounts of National and its wholly owned subsidiaries. National operates primarily through National Securities Corporation (“National Securities”), vFinance Investments, Inc. (“vFinance Investments”) (collectively, the “Broker-Dealer Subsidiaries”). The Broker-Dealer Subsidiaries conduct a national securities brokerage business through its main offices in New York, New York, Boca Raton, Florida, and Seattle, Washington. In December 2012, the Company filed for the withdrawal of Registration of Equity Station as a broker dealer with the Financial Industry Regulatory Authority, Inc. ("FINRA"). As of the date of this filing it is anticipated that FINRA will allow EquityStation to withdraw its registration as a broker-dealer. Prior to the request for withdrawal being filed, the Company requested and received permission from FINRA for all of the business of Equity Station be transferred to vFinance Investments, Inc. to allow for further consolidation of operations and thus cost savings.

Through its Broker-Dealer Subsidiaries, the Company (1) offers full service retail brokerage to approximately 39,000 high net worth individual and institutional clients, (2) provides investment banking, merger and acquisition and advisory services to micro, small and mid-cap high growth companies, and (3) engages in trading securities, including making markets in over 5,800 securities, providing liquidity in both foreign and domestic issues on a variety of exchanges and also providing execution and technical analysis in the United States Treasury marketplace. The Broker-Dealer Subsidiaries are introducing brokers and clear all transactions through clearing organizations on a fully disclosed basis. They are registered with the SEC, are members of the FINRA, Securities Investor Protection Corporation ("SIPC") and are also members of the National Futures Association ("NFA").

Our wholly owned subsidiary, National Asset Management, Inc., a Washington corporation ("NAM"), is a federally-registered investment adviser providing asset management advisory services to high net worth clients for a fee based upon a percentage of assets managed.

Our wholly owned subsidiary, National Insurance Corporation, a Washington corporation ("National Insurance"), provides fixed insurance products to its clients, including life insurance, disability insurance, long term care insurance and fixed annuities.

Note 8 - Securities Owned and Securities Sold, But Note Yet Purchased at Fair Value - 10Q	3 Months Ended
Dec. 31, 2012
Securities Owned And Securities Sold But Not Yet Purchased At Fair Value [Text Block]
NOTE 8. SECURITIES OWNED AND SECURITIES SOLD, BUT NOT YET PURCHASED AT FAIR VALUE

The following tables show the fair market values of securities owned by the Company, and securities sold but not yet purchased by the Company, as of December 31, 2012 and September 30, 2012:

Fair Value Measurements

As of December 31, 2012 Securities owned at fair value
	Level 1	Level 2	Level 3	Total

Corporate stocks	$70,000	$187,000	$-	$257,000
Corporate bonds	-	-	-	-
Government obligations	583,000	-	-	583,000
Restricted stock	-	295,000	-	295,000
	$653,000	$482,000	$-	$1,135,000

Securities sold, but not yet purchased at fair value
	Level 1	Level 2	Level 3	Total

Corporate stocks	$3,000	$-	$-	$3,000
Corporate bonds	-	-	-	-
Government obligations	-	-	-	-
Restricted stock	-	-	-	-
	$3,000	$-	$-	$3,000

As of September 30, 2012 Securities owned at fair value
	Level 1	Level 2	Level 3	Total

Corporate stocks	$18,000	$-	$-	$18,000
Corporate bonds	-	-	-	-
Government obligations	678,000	-	-	678,000
Restricted stock	-	56,000	-	56,000
	$696,000	$56,000	$-	$752,000

Securities sold, but not yet purchased at fair value
	Level 1	Level 2	Level 3	Total

Corporate stocks	$1,000	$-	$-	$1,000
Corporate bonds	-	-	-	-
Government obligations	-	-	-	-
Restricted stock	-	-	-	-
	$1,000	$-	$-	$1,000

The Company owns approximately 1,800,000 shares of common stock (“shares”) of a company which is in the developmental stage. The shares are included in Level 2 corporate stocks above. The Company has determined that the fair market value of these shares is $.10 per share which is lower than the quoted market price of $0.55 per share for the following reasons: i.) the limited number of bids it could get for the entire position in one sale transaction, ii.) the timeframe to liquidate the Company’s position in the shares could be one to two years based on the weighted average number of shares that are traded on a daily basis, and iii.) an attempt by the Company to sell the entire position in the open market, would most likely have a material adverse impact on the current market trading price of the shares.

Note 10 - Intangible Assets - 10Q	3 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Text Block]
NOTE 10. INTANGIBLE ASSETS

The adjusted carrying basis of its intangible assets was $311,000 at December 31, 2012, which will be fully amortized in the during the first nine months of fiscal 2013. Amortization of the Company’s intangible asset amounted to $155,000 in each of the fiscal quarters ended December 31, 2012 and 2011.

Note 14 - Subordinated Borrowings - 10Q	3 Months Ended
Dec. 31, 2012
Subordinated Borrowings Disclosure [Text Block]
NOTE 14. SUBORDINATED BORROWINGS

Subordinated Note

In September 2012, the Company generated proceeds of $1 million by issuing a subordinated note payable to one of its prior directors. The note matures on the earlier of 10 business days after delivery by the holder of the note of a notice to maturity-which may not be issued prior to August 14, 2013. The note is secured by any net proceeds received by the Company, after paying any senior indebtedness in the event any holder of such senior indebtedness forecloses on the common stock of National Asset Management, Inc. The Subordinated note was repaid in January 2013 as part of the recapitalization referenced in Note 17.

Note 17 - Subsequent Events - 10Q	3 Months Ended
Dec. 31, 2012
Subsequent Events [Text Block]
NOTE 17. SUBSEQUENT EVENTS

Equity Raise

On January 25, 2013, the Company issued approximately 29,450,000 shares of the Company’s common stock for an aggregate purchase price of approximately $8.8 million. The Company will use the proceeds from the issuance of the shares to repay certain outstanding indebtedness and for general corporate, working capital, and net capital purposes and associated costs and fees relating to the transaction.

F-39

Additionally, the Company granted registration rights to these investors. The registration rights provide for, among other things, registration payment arrangements. The Company has agreed to use its commercially reasonable efforts to (i) file with the Securities and Exchange Commission (the “SEC”) as soon as practicable but in no event later than 45 days of the date of the Closing, a registration statement covering the resale of the shares issued in the private placement and (ii) have the registration statement be declared effective under the Securities Act of 1933, as amended (the “Securities Act”), no later than April 25, 2013 or if there is a review of the registration statement by the SEC, May 25, 2013. In the event that (1) a registration statement is not declared effective by such dates, (2) after the date the registration statement is declared effective by the SEC, (a) a registration statement ceases for any reason, to remain continuously effective or (b) the investors are not permitted to utilize the prospectus included in the registration statement therein to resell their shares, in each case, for more than an aggregate of 20 consecutive days or 45 days during any 12-month period, or (3) the Company fails to satisfy the current public information requirement pursuant to Rule 144(c)(1) under the Securities Act, it shall pay an amount in cash equal to approximately $88,000 on the date the failure occurs and every 30 days thereafter, until cured, subject to a maximum amount of up to approximately $880,000.

On January 24, 2013, the Company issued 9,416,691 shares of its common stock in connection with the conversion of 34,169 and 60,000 shares of Series C and D Preferred Stock, respectively.

During January 2013, the Company issued 10,000,000 shares of its common stock in satisfaction of obligations under convertible notes aggregating $5,000,000.

On January 24, 2013, the Company issued to certain holders of warrants 12,951,196 shares of common stock in consideration of the cancellation of 17,426,187 warrants. These warrants were originally issued in connection with the Company’s issuance of shares of its Series C, D, and E Convertible Preferred Stock. The remaining Series C holder holds 1,990,505 warrants.

Settlements

The Company was named with one of its subsidiaries in a FINRA arbitration requesting compensatory damages of $1,375,000. Through discovery, the Company learned that counsel for the claimant represented additional clients with unfiled claims. The parties agreed to submit the matter to mediation. In February 2013 the Company settled the matter for $225,000 in cash (payable over 12 months) and 600,000 shares of the Company’s stock valued at approximately $168,000.

Accounting Policies, by Policy (Policies)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
Consolidation, Policy [Policy Text Block]
Principles of Consolidation

The consolidated financial statements include the accounts of National and its’ wholly owned and majority owned subsidiaries. All significant inter-company accounts and transactions have been eliminated in consolidation.

Use of Estimates, Policy [Policy Text Block]
Estimates

The preparation of the unaudited consolidated financial statements in conformity with US GAAP requires the Company to make estimates and judgments that affect the reported amounts of assets and liabilities, revenue and expenses and related disclosures of contingent assets and liabilities. On an on-going basis, the Company evaluates estimates, including those related to revenue and related expense recognition, asset impairment, valuation of accounts receivable, valuation of financial derivatives, contingent consideration obligations, contingencies and litigation, valuation and recognition of share-based payments, dividends and income taxes. These accounting policies are stated in the notes to the audited consolidated financial statements for the fiscal year ended September 30, 2012, contained in the Annual Report on Form 10-K as filed with the SEC. These estimates are based on the information that is currently available and on various other assumptions that the Company believes to be reasonable under the circumstances. Actual results could vary from these estimates under different assumptions or conditions and the differences may be material to the unaudited condensed consolidated financial statements. Furthermore, the Company has been named as a defendant in various customer arbitrations. These claims result from the actions of brokers affiliated with the Company. The Company has established liabilities for potential losses from such complaints, legal actions, government investigations and proceedings where necessary. In establishing these liabilities, management uses its judgment to determine the probability that losses have been incurred and a reasonable estimate of the amount of losses. In making these decisions, we base our judgments on our knowledge of the situations, consultations with legal counsel and our historical experience in resolving similar matters. In many lawsuits, arbitrations and regulatory proceedings, it is not possible to determine whether a liability has been incurred or to estimate the amount of that liability until the matter is close to resolution. However, accruals are reviewed regularly and are adjusted to reflect our estimates of the impact of developments, rulings, advice of counsel and any other information pertinent to a particular matter. As of December 31, 2012 and September 30, 2012, we accrued approximately $490,000 and $338,000 respectively for these matters. These claims may be covered by our errors and omissions insurance policy. While we will vigorously defend ourselves in these matters, and will assert insurance coverage and indemnification to the maximum extent possible, there can be no assurance that these lawsuits and arbitrations will not have a material adverse impact on our financial position.

Estimates

The preparation of financial statements in conformity with generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. Furthermore, the Company has been named as a defendant in various customer arbitrations. These claims result from the actions of brokers affiliated with the Company. The Company may have established liabilities for potential losses from such complaints, legal actions, government investigations, and proceedings where necessary in accordance with GAAP. In establishing these liabilities, management uses judgment to determine the probability that losses have will be incurred and a reasonable estimate of the amount of losses. In making these decisions, management bases its judgments on our knowledge of the situations, consultations with legal counsel and our historical experience in resolving similar matters. In many lawsuits, arbitrations and regulatory proceedings, it is not possible to determine whether a liability has been incurred or to estimate the amount of that liability until the matter is close to resolution. However, accruals are reviewed regularly and are adjusted to reflect our estimates of the impact of developments, rulings, advice of counsel and any other information pertinent to a particular matter. Because of the inherent difficulty in predicting the ultimate outcome of legal and regulatory actions, we cannot predict with certainty the eventual loss or range of loss related to such matters. If managements judgment proves to be incorrect, our liability for losses and contingencies may not accurately reflect actual losses that result from these actions, which could materially affect results in the period other expenses are ultimately determined. As of September 30, 2012, the Company accrued approximately $338,000 for these matters. These claims may be covered by our errors and omissions insurance policy. While we will vigorously defend ourselves in these matters, and will assert insurance coverage and indemnification to the maximum extent possible, there can be no assurance that these lawsuits and arbitrations will not have a material adverse impact on our financial position.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition

Through its subsidiaries, the Company generally acts as an agent in executing customer orders to buy or sell listed and over-the-counter securities in which it may or may not make a market, and charges commissions based on the services the Company provides to its customers. In executing customer orders to buy or sell a security in which the Company makes a market, the Company may sell to, or purchase from, customers at a price that is substantially equal to the current inter-dealer market price plus or minus a mark-up or mark-down. The Company may also act as agent and execute a customer's purchase or sale order with another broker-dealer market-maker at the best inter-dealer market price available and charge a commission. Mark-ups, mark-downs and commissions are generally priced competitively based on the services it provides to its customers. In each instance the commission charges, mark-ups or mark-downs, are in compliance with guidelines established by FINRA.

Customer security transactions and the related commission income and expense are recorded on a trade date basis. Customers who are financing their transaction on margin are charged interest. The Company’s margin requirements are in accordance with the terms and conditions mandated by its clearing firms, National Financial Services LLC (“NFS”), COR Clearing (“COR”) (formerly known as Legent Clearing LLC), ICBC, formerly known as Fortis Securities, LLC (“ICBC”), Rosenthal Collins Group, LLC. (“Rosenthal”) and R.J. O’Brien (“RJO”). The interest is billed on the average daily balance of the margin account.

Investment banking revenues include gains, losses, and fees, net of syndicate expenses, arising from securities offerings in which the Company acts as an underwriter or agent. Investment banking revenues also include fees earned from providing financial advisory services. Investment banking management fees are recognized on the offering date, sales concessions on the trade date, and underwriting fees at the time the underwriting is completed and the income is reasonably determinable.

Net trading profits result from mark-ups and mark-downs in securities transactions entered into for the account of the Company. Some of these transactions may involve the Company taking a position in securities that may expose the Company to losses. Net trading profits are recorded on a trade date basis.

Clearing and other brokerage income are fees charged to the broker on customer’s security transactions, and are recognized as of the trade date.

Investment advisory fees are derived from account management and investment advisory services provided to high net worth clients. These fees are determined based on a percentage of the customers assets under management, may be billed monthly or quarterly and recognized when collected.

Other revenue consists of miscellaneous fees charged to both customer and independent contractors for services rendered.

Revenue Recognition

The Company generally acts as an agent in executing customer orders to buy or sell listed and over-the-counter securities in which it may or may not make a market, and charges commissions based on the services the Company provides to its customers. In executing customer orders to buy or sell a security in which the Company makes a market, the Company may sell to, or purchase from, customers at a price that is substantially equal to the current inter-dealer market price plus or minus a mark-up or mark-down. The Company may also act as agent and execute a customer's purchase or sale order with another broker-dealer market-maker at the best inter-dealer market price available and charge a commission. Mark-ups, mark-downs and commissions are generally priced competitively based on the services it provides to its customers. In each instance the commission charges, mark-ups or mark-downs, are in compliance with guidelines established by FINRA.

Customer security transactions and the related commission income and expense are recorded on a trade date basis. Customers who are financing their transaction on margin are charged interest. The Company’s margin requirements are in accordance with the terms and conditions mandated by its clearing firms, National Financial Services LLC (“NFS”), Legent Clearing LLC (“Legent”), ICBC, formerly known as Fortis Securities, LLC (“ICBC”), Rosenthal Collins Group, LLC. (“Rosenthal”) and R.J. O’Brien (“RJO”). The interest is billed on the average daily balance of the margin account.

Investment banking revenues include gains, losses, and fees, net of syndicate expenses, arising from securities offerings in which the Company acts as an underwriter or agent. Investment banking revenues also include fees earned from providing financial advisory services. Investment banking management fees are recognized on the offering date, sales concessions on the trade date, and underwriting fees at the time the underwriting is completed and the income is reasonably determinable.

Net trading profits result from mark-ups and mark-downs in securities transactions entered into for the account of the Company. Some of these transactions may involve the Company taking a position in securities that may expose the Company to losses. Net trading profits are recorded on a trade date basis.

Clearing and other brokerage income are fees charged to the broker on customer’s security transactions, and are recognized as of the trade date.

Investment advisory fees are derived from account management and investment advisory services provided to high net worth clients. These fees are determined based on a percentage of the customers assets under management, may be billed monthly or quarterly and recognized when collected.

Other revenue consists of miscellaneous fees charged to both customer and our independent contractors for services rendered.

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash and Cash Equivalents The Company considers all highly liquid temporary cash investments with an original maturity of three months or less when purchased, to be cash equivalents.	Cash and Cash Equivalents The Company considers all highly liquid temporary cash investments with an original maturity of three months or less when purchased, to be cash equivalents.
Property, Plant and Equipment, Policy [Policy Text Block]
Fixed Assets

Fixed assets are recorded at cost. Depreciation is calculated using the straight-line method based on the estimated useful lives of the related assets, which range from three to five years. Leasehold improvements are amortized using the straight-line method over the shorter of the estimated useful lives of the assets or the terms of the leases. Maintenance and repairs are charged to expense as incurred; costs of major additions and betterments that extend the useful life of the asset are capitalized. When assets are retired or otherwise disposed of, the costs and related accumulated depreciation or amortization are removed from the accounts and any gain or loss on disposal is recognized.

Fixed Assets

Fixed assets are recorded at cost. Depreciation is calculated using the straight-line method based on the estimated useful lives of the related assets, which range from three to five years. Leasehold improvements are amortized using the straight-line method over the shorter of the estimated useful lives of the assets or the terms of the leases. Maintenance and repairs are charged to expense as incurred; costs of major additions and betterments that extend the useful life of the asset are capitalized. When assets are retired or otherwise disposed of, the costs and related accumulated depreciation or amortization are removed from the accounts and any gain or loss on disposal is recognized.

Income Tax, Policy [Policy Text Block]
Income Taxes

The Company recognizes deferred tax assets and liabilities based on the difference between the financial statements carrying amounts and the tax basis of assets and liabilities, using the effective tax rates in the years in which the differences are expected to reverse. A valuation allowance related to deferred tax assets is also recorded when it is more likely than not that some or all of the deferred tax asset may not be realized.

Income Taxes

The Company recognizes deferred tax assets and liabilities based on the difference between the financial statements carrying amounts and the tax basis of assets and liabilities, using the effective tax rates in the years in which the differences are expected to reverse. A valuation allowance related to deferred tax assets is also recorded when it is more likely than not that some or all of the deferred tax asset may not be realized.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value of Financial Instruments

The Company uses FASB Accounting Standards Codification 820-Pursuant to Fair Value Measurements and Disclosures, or ASC 820, for assets and liabilities measured at fair value on a recurring basis which establishes a common definition for fair value to be applied to existing generally accepted accounting principles that require the use of fair value measurements, establishes a framework for measuring fair value, and expands disclosure about such fair value measurements.

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Additionally, ASC 820 requires the use of valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. These inputs are prioritized below:

Level 1:	Observable inputs such as quoted market prices in active markets for identical assets or liabilities
Level 2:	Observable market-based inputs or unobservable inputs that are corroborated by market data
Level 3:	Unobservable inputs for which there is little or no market data, which require the use of the reporting entity’s own assumptions.

The Company had securities owned- nonmarketable including warrants it received as partial compensation from clients for investment banking services and subordinated borrowings as Level 2 assets and liabilities as of December 31, and September 30, 2012. The carrying amounts of the convertible promissory notes at December 31, and September 30, 2012 approximate their respective fair value based on the Company’s incremental borrowing rate.

Cash and cash equivalents include money market securities that are considered to be highly liquid and easily tradable as of December 31, and September 30, 2012, respectively. These securities are valued using inputs observable in active markets for identical securities and are therefore classified as Level 1 within the fair value hierarchy.

The warrants issued by the clients to the Company as partial compensation for banking services are not readily convertible to cash pursuant to ASC 605-10-20. Accordingly, they are classified as non-marketable securities. Once the securities underlying the warrants have quoted prices available in an active market that can rapidly absorb the quantity held by the Company without significantly affecting the price, the Company attributes a value to the warrants using the respective price of the warrants and the quoted prices of the securities underlying the warrants and other key inputs.

The Company relies on ASC 940-820 to determine the fair value of its marketable and nonmarketable securities. The Company evaluates the fair value of such instruments based on the following factors:

Financial standing, economic conditions, and refinancing risk of the issuer, cost at the date of purchase, liquidity of the market of the securities, if any, reported prices, pricing by other dealer in the issuer or similar securities.

Fair Value of Financial Instruments

Effective January 1, 2008, the Company adopted FASB Accounting Standards Codification 820-Fair Value Measurements and Disclosures, or ASC 820, for assets and liabilities measured at fair value on a recurring basis. ASC 820 establishes a common definition for fair value to be applied to existing generally accepted accounting principles that require the use of fair value measurements, establishes a framework for measuring fair value, and expands disclosure about such fair value measurements.

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Additionally, ASC 820 requires the use of valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. These inputs are prioritized below:

Level 1:	Observable inputs such as quoted market prices in active markets for identical assets or liabilities
Level 2:	Observable market-based inputs or unobservable inputs that are corroborated by market data
Level 3:	Unobservable inputs for which there is little or no market data, which require the use of the reporting entity’s own assumptions.

The Company had securities owned- nonmarketable including warrants it received as partial compensation from clients for investment banking services and subordinated borrowings as Level 2 assets and liabilities as of September 30, 2012 and 2011. The carrying amounts of the convertible promissory notes at September 30, 2012 and 2011 approximate their respective fair value based on the Company’s incremental borrowing rate.

Cash and cash equivalents include money market securities that are considered to be highly liquid and easily tradable as of September 30, 2012 and 2011, respectively. These securities are valued using inputs observable in active markets for identical securities and are therefore classified as Level 1 within our fair value hierarchy. The fair value of the derivative liabilities is based on the quoted market prices of the Company’s stock.

The warrants issued by the clients to the Company as partial compensation for banking services are not readily convertible to cash pursuant to ASC 605-10-20. Accordingly, they are classified as non-marketable securities. Once the securities underlying the warrants have quoted prices available in an active market that can rapidly absorb the quantity held by the Company without significantly affecting the price, the Company attributes a value to the warrants using the Black-Scholes method based on the respective price of the warrants and the quoted prices of the securities underlying the warrants and other key inputs.

In addition, FASB ASC 825-10-25 Fair Value Option, or ASC 825-10-25, was effective for January 1, 2008. ASC 825-10-25 expands opportunities to use fair value measurements in financial reporting and permits entities to choose to measure many financial instruments and certain other items at fair value. The Company did not elect to use the fair value measurements for any of its qualifying financial instruments.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of Long-Lived Assets

The Company reviews long-lived assets for impairment at least once a year or earlier if circumstances and situations change such that there is an indication that the carrying amounts may not be recovered, in accordance with professional standards. In such circumstances, the Company will estimate the future cash flows expected to result from the use of the asset and its eventual disposition. Future cash flows are the future cash inflows expected to be generated by an asset less the future outflows expected to be necessary to obtain those inflows. If the sum of the expected future cash flows (undiscounted and without interest charges) is less than the carrying amount of the asset, the Company will recognize an impairment loss to adjust to the fair value of the asset.

Impairment of Long-Lived Assets

The Company reviews long-lived assets for impairment at least once a year or earlier if circumstances and situations change such that there is an indication that the carrying amounts may not be recovered, in accordance with professional standards. In such circumstances, the Company will estimate the future cash flows expected to result from the use of the asset and its eventual disposition. Future cash flows are the future cash inflows expected to be generated by an asset less the future outflows expected to be necessary to obtain those inflows. If the sum of the expected future cash flows (undiscounted and without interest charges) is less than the carrying amount of the asset, the Company will recognize an impairment loss to adjust to the fair value of the asset.

Derivatives, Embedded Derivatives [Policy Text Block]
Common Stock Purchase Warrants

The Company accounts for the issuance of common stock purchase warrants issued in connection with capital financing transactions in accordance with professional standards for "Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company's Own Stock". In accordance with professional standards, the Company classifies as equity any contracts that (i) require physical settlement or net-share settlement or (ii) gives the Company a choice of net-cash settlement or settlement in its own shares (physical settlement or net-share settlement). The Company classifies as assets or liabilities any contracts that (i) require net-cash settlement (including a requirement to net-cash settle the contract if an event occurs and if that event is outside the control of the Company) or (ii) gives the counterparty a choice of net-cash settlement or settlement in shares (physical settlement or net-share settlement).

The Company assessed the classification of its financial instruments as of December 31, 2012, which consist of common stock purchase warrants, and determined that such warrants were equity contracts.

Common Stock Purchase Warrants

The Company accounts for the issuance of common stock purchase warrants issued in connection with capital financing transactions in accordance with professional standards for "Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company's Own Stock". In accordance with professional standards, the Company classifies as equity any contracts that (i) require physical settlement or net-share settlement or (ii) gives the Company a choice of net-cash settlement or settlement in its own shares (physical settlement or net-share settlement). The Company classifies as assets or liabilities any contracts that (i) require net-cash settlement (including a requirement to net-cash settle the contract if an event occurs and if that event is outside the control of the Company) or (ii) gives the counterparty a choice of net-cash settlement or settlement in shares (physical settlement or net-share settlement).

The Company assessed the classification of its derivative financial instruments as of September 30, 2011, which consist of common stock purchase warrants, and determined that such warrants were equity contracts.

Derivatives, Methods of Accounting, Hedging Derivatives [Policy Text Block]
Convertible Instruments

The Company evaluates and accounts for conversion options embedded in its convertible instruments in accordance with professional standards for “Accounting for Derivative Instruments and Hedging Activities”.

Professional standards generally provides three criteria that, if met, require companies to bifurcate conversion options from their host instruments and account for them as free standing derivative financial instruments. These three criteria include circumstances in which (a) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (b) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not re-measured at fair value with changes in fair value reported in earnings as they occur and (c) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument. Professional standards also provide an exception to this rule when the host instrument is deemed to be conventional as defined under professional standards as “The Meaning of Conventional Convertible Debt Instrument”.

The Company accounts for convertible instruments (when it has determined that the embedded conversion options should not be bifurcated from their host instruments) in accordance with professional standards when “Accounting for Convertible Securities with Beneficial Conversion Features,” as those professional standards pertain to “Certain Convertible Instruments.” Accordingly, the Company records, when necessary, discounts to convertible notes for the intrinsic value of conversion options embedded in debt instruments based upon the differences between the fair value of the underlying common stock at the commitment date of the note transaction and the effective conversion price embedded in the note. Debt discounts under these arrangements are amortized over the term of the related debt to their earliest date of redemption. The Company also records when necessary deemed dividends for the intrinsic value of conversion options embedded in preferred shares based upon the differences between the fair value of the underlying common stock at the commitment date of the note transaction and the effective conversion price embedded in the note.

The Company evaluated the terms of the Series C and D Preferred Stock at December 31 and September 30, 2012 to determine whether they should be classified as a liability, temporary equity, or permanent equity and whether their conversion options should be bifurcated and accounted for as derivatives. The terms of their Series C and D provide for the following among other things: they are convertible at the holder’s option to a fixed number of shares of common stock of the Company at the classification dates and they are not redeemable. The characteristics of the common stock that is issuable upon a holder’s exercise of the conversion option of the convertible preferred stock are deemed to be clearly and closely related to the characteristics of the Company’s common stock. Additionally, the Company’s conversion options, if free standing, would not be considered derivatives subject to the accounting guidelines prescribed in accordance with professional standards.

Convertible Instruments

The Company evaluates and accounts for conversion options embedded in its convertible instruments in accordance with professional standards for “Accounting for Derivative Instruments and Hedging Activities”.

Professional standards generally provides three criteria that, if met, require companies to bifurcate conversion options from their host instruments and account for them as free standing derivative financial instruments. These three criteria include circumstances in which (a) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (b) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not re-measured at fair value under otherwise applicable generally accepted accounting principles with changes in fair value reported in earnings as they occur and (c) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument. Professional standards also provide an exception to this rule when the host instrument is deemed to be conventional as defined under professional standards as “The Meaning of Conventional Convertible Debt Instrument”.

The Company accounts for convertible instruments (when it has determined that the embedded conversion options should not be bifurcated from their host instruments) in accordance with professional standards when “Accounting for Convertible Securities with Beneficial Conversion Features,” as those professional standards pertain to “Certain Convertible Instruments.” Accordingly, the Company records, when necessary, discounts to convertible notes for the intrinsic value of conversion options embedded in debt instruments based upon the differences between the fair value of the underlying common stock at the commitment date of the note transaction and the effective conversion price embedded in the note. Debt discounts under these arrangements are amortized over the term of the related debt to their earliest date of redemption. The Company also records when necessary deemed dividends for the intrinsic value of conversion options embedded in preferred shares based upon the differences between the fair value of the underlying common stock at the commitment date of the note transaction and the effective conversion price embedded in the note.

The Company evaluated the conversion option embedded in the Series A Preferred Stock and determined, in accordance with the provisions of these statements, that such conversion option does not meet the criteria requiring bifurcation of these instruments. The characteristics of the common stock that is issuable upon a holder’s exercise of the conversion option embedded in the convertible preferred stock are deemed to be clearly and closely related to the characteristics of the preferred shares. Additionally, the Company’s conversion options, if free standing, would not be considered derivatives subject to the accounting guidelines prescribed in accordance with professional standards.

ASC 815-40 provides that, among other things, generally, if an event is not within the entity’s control could require net cash settlement, then the contract shall be classified as an asset or a liability.

Pursuant to ASC 815-40-25-22, if the number of currently authorized but unissued shares, less the maximum number of shares that could be required to be delivered during the contract period under existing commitments, including outstanding convertible debt or instruments, outstanding stock options and warrants, exceeds the maximum number of shares that could be required to be delivered under share settlement of the contract. The warrants issued pursuant to the Series D transactions, even if not all vested, triggered this excess, at the date of issuance. Accordingly, the share settlement of the exercise of such warrants was not within the control of the Company and was classified as liability.

Additionally, the Company needs to determine whether the instruments issued in the transactions are considered indexed to the Company’s own stock. While the Series C and Series D Preferred Stock transactions do not provide variability involving sales volume, stock index, commodity price, revenue targets, among other things, they do provide for variability involving future equity offerings and issuance of equity-linked financial instruments. While the instruments do not contain an exercise contingency, other than the passage of time for the warrants, the settlement of the warrants associated with Series C and D and the Series C and D Preferred Stock would not equal the difference between the fair value of a fixed number of the Company’s common stock and a fixed stock price. Accordingly, they were not indexed to the Company’s stock price.

The Company accounted for the embedded conversion features included in its Series C and Series D Preferred Stock as well as the related warrants and the warrants issued in connection with the issuance of the Company’s shares of common stock during 2010 as derivative liabilities through March 31, 2011. At March 31, 2011, all such financial instruments were reclassified as equity contracts.

Earnings Per Share, Policy [Policy Text Block]
Net Loss per Common Share

Basic net loss per share is computed on the basis of the weighted average number of common shares outstanding. Diluted net loss per share is computed on the basis of the weighted average number of common shares outstanding plus the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted.

	December 31, 2012	December 31, 2011
Numerator:
Net loss	$(41,000)	$(1,009,000)
Preferred stock dividends	-	(93,000)

Numerator for basic earnings per share- loss attributable to common stockholders - as adjusted	(41,000)	(1,102,000)

Numerator for diluted earnings per share-net loss attributable to common stockholders - as adjusted	$(41,000)	$(1,102,000)

Denominator:
Denominator for basic earnings per share--weighted average shares	26,567,193	21,646,902
Effect of dilutive securities:
Assumed conversion of Series C and D preferred stock	-	-
Stock options	-	-
Warrants	-	-
Assumed conversion of convertible notes payable	-	-
Denominator for diluted earnings per share--adjusted weighted-average shares and assumed conversions	26,567,193	21,646,902

Loss per share:
Net loss available to common stockholders
Basic	$(0.00)	$(0.05)
Diluted	$(0.00)	$(0.05)

The weighted-average anti-dilutive common share equivalents are as follows:

	December 31, 2012	December 31, 2011

Series A Preferred Stock	-	3,283,565
Series C Preferred Stock	3,416,692	3,416,692
Series D Preferred Stock	6,000,000	6,000,000
Convertible notes payable	11,125,000	3,375,000
Options	1,130,000	3,442,291
Warrants	14,467,941	14,467,941
	36,139,633	33,985,489

The anti-dilutive common shares outstanding at December 31, 2012 and 2011are as follows:
	December 31, 2012	December 31, 2011

Series A Preferred Stock	-	3,283,565
Series C Preferred Stock	3,416,692	3,416,692
Series D Preferred Stock	6,000,000	6,000,000
Convertible notes payable	11,125,000	3,375,000
Options	1,130,000	3,074,311
Warrants	14,467,941	14,467,941
	36,139,633	33,617,509

Net Loss per Common Share

Basic net loss per share is computed on the basis of the weighted average number of common shares outstanding. Diluted net loss per share is computed on the basis of the weighted average number of common shares outstanding plus the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted.

	Years Ended
	September 30,
	2012	2011
Numerator:
Net loss	$(1,937,000)	$(4,713,000)
Preferred stock dividends	(93,000)	(414,000)
Increase in fair value of derivative liabilities	-	1,603,000
Numerator for basic earnings per share- loss attributable to common stockholders - as adjusted	(2,030,000)	(3,524,000)
Numerator for diluted earnings per share-net loss attributable to common stockholders - as adjusted	$(2,030,000)	$(3,524,000)

Denominator:
Denominator for basic earnings per share--weighted average shares	25,014,166	19,697,033
Effect of dilutive securities:
Assumed conversion of Series A, C, and D preferred stock	-	-
Stock options	-	-
Warrants	-	-
Assumed conversion of convertible notes payable	-	-
Denominator for diluted earnings per share--adjusted weighted-average shares and assumed conversions	25,014,166	19,697,033

Loss per share:
Net loss available to common stockholders
Basic	$(0.08)	$(0.18)
Diluted	$(0.08)	$(0.18)

The weighted-average anti-dilutive common share equivalents are as follows:

	September 30,
	2012	2011

Series A Preferred Stock	921,000	3,684,000
Series C Preferred Stock	3,416,692	3,416,692
Series D Preferred Stock	6,000,000	6,000,000
Convertible notes payable	6,712,123	3,375,000
Options	2,561,137	4,403,556
Warrants	14,842,941	14,329,942
	34,453,893	35,209,190

 The anti-dilutive common shares outstanding at September 30, 2012 and 2011 are as follows:

	September 30,
	2012	2011

Series A Preferred Stock	-	3,684,000
Series C Preferred Stock	-	3,416,692
Series D Preferred Stock	-	6,000,000
Convertible notes payable	11,125,000	3,375,000
Options	1,312,002	3,810,271
Warrants	14,717,941	14,967,941
	27,154,943	35,253,904

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-Based Compensation

ASC Topic 718 accounting for “Share Based Payment” addresses all forms of share based payment (“SBP”) awards including shares issued under employee stock purchase plans, stock options, restricted stock and stock appreciation rights. Under Topic 718, SBP awards result in a charge to operations measured at fair value on the awards grant date, based on the estimated number of awards expected to vest over the service period.

The Company has historically used the Black-Scholes option valuation model to estimate the fair value of any options granted. The model includes subjective input assumptions that can materially affect the fair value estimates. The model was developed for use in estimating the fair value of traded options that have no vesting restrictions and that are fully transferable. For example, the expected volatility is estimated based on the most recent historical period of time equal to the weighted average life of the options granted. Options issued under the Company's option plans have characteristics that differ from traded options.
Stock-Based Compensation
ASC Topic 718 accounting for “Share Based Payment” addresses all forms of share based payment (“SBP”) awards including shares issued under employee stock purchase plans, stock options, restricted stock and stock appreciation rights. Under Topic 718, SBP awards result in a charge to operations measured at fair value on the awards grant date, based on the estimated number of awards expected to vest over the service period.

The Company has historically used the Black-Scholes option valuation model to estimate the fair value of any options granted. The model includes subjective input assumptions that can materially affect the fair value estimates. The model was developed for use in estimating the fair value of traded options that have no vesting restrictions and that are fully transferable. For example, the expected volatility is estimated based on the most recent historical period of time equal to the weighted average life of the options granted. Options issued under the Company's option plans have characteristics that differ from traded options.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentrations of Credit Risk

The Company is engaged in trading and providing a broad range of securities brokerage and investment services to a diverse group of retail and institutional clientele, as well as corporate finance and investment banking services to corporations and businesses. Counterparties to the Company’s business activities include broker-dealers and clearing organizations, banks and other financial institutions. The Company primarily uses clearing brokers to process transactions and maintain customer accounts on a fee basis for the Company. The Company uses three clearing brokers for substantially all of its business. The Company permits the clearing firms to extend credit to its clientele secured by cash and securities in the client’s account. The Company’s exposure to credit risk associated with the non-performance by its customers and counterparties in fulfilling their contractual obligations can be directly impacted by volatile or illiquid trading markets, which may impair the ability of customers and counterparties to satisfy their obligations to the Company. The Company has agreed to indemnify the clearing brokers for losses they incur while extending credit to the Company’s clients. It is the Company’s policy to review, as necessary, the credit standing of its customers and counterparties. Amounts due from customers that are considered uncollectible by the clearing broker are charged back to the Company by the clearing broker when such amounts become determinable. Upon notification of a charge back, such amounts, in total or in part, are then either (i) collected from the customers, (ii) charged to the broker initiating the transaction and included in other receivables in the accompanying consolidated statements of financial condition, and/or (iii) charged as an expense in the accompanying consolidated statements of financial condition, based on the particular facts and circumstances.

The Company maintains cash with major financial institutions. All interest bearing accounts are insured up to $250,000.

Concentrations of Credit Risk

The Company is engaged in trading and providing a broad range of securities brokerage and investment services to a diverse group of retail and institutional clientele, as well as corporate finance and investment banking services to corporations and businesses. Counterparties to the Company’s business activities include broker-dealers and clearing organizations, banks and other financial institutions. The Company primarily uses clearing brokers to process transactions and maintain customer accounts on a fee basis for the Company. The Company uses three clearing brokers for substantially all of its business. The Company permits the clearing firms to extend credit to its clientele secured by cash and securities in the client’s account. The Company’s exposure to credit risk associated with the non-performance by its customers and counterparties in fulfilling their contractual obligations can be directly impacted by volatile or illiquid trading markets, which may impair the ability of customers and counterparties to satisfy their obligations to the Company. The Company has agreed to indemnify the clearing brokers for losses they incur while extending credit to the Company’s clients. It is the Company’s policy to review, as necessary, the credit standing of its customers and counterparties. Amounts due from customers that are considered uncollectible by the clearing broker are charged back to the Company by the clearing broker when such amounts become determinable. Upon notification of a charge back, such amounts, in total or in part, are then either (i) collected from the customers, (ii) charged to the broker initiating the transaction and included in other receivables in the accompanying consolidated statements of financial condition, and/or (iii) charged as an expense in the accompanying consolidated statements of financial condition, based on the particular facts and circumstances.

The Company maintains cash with major financial institutions. All interest bearing accounts are insured up to $250,000. On October 14, 2008 the FDIC announced its temporary Transaction Account Guarantee Program, which provides full coverage for non-interest bearing transaction deposit accounts at FDIC-insured institutions that agree to participate in the program. The transaction account guarantee applies to all personal and business checking deposit accounts that do not earn interest at participating institutions. This unlimited insurance coverage is temporary and will remain in effect for participating institutions until December 31, 2012. As a result of this coverage the Company believes it is not exposed to any significant credit risks for cash.

Receivables, Policy [Policy Text Block]
Other Receivables

The Company extends unsecured credit in the normal course of business to its registered representatives. The determination of the amount of uncollectible accounts is based on the amount of credit extended and the length of time each receivable has been outstanding, as it relates to each individual registered representative. The allowance for doubtful accounts reflects the amount of loss that can be reasonably estimated by management, and if any, is included in Occupancy, equipment and other administrative costs in the accompanying consolidated statements of operations.

Other Receivables

The Company extends unsecured credit in the normal course of business to its registered representatives. The determination of the amount of uncollectible accounts is based on the amount of credit extended and the length of time each receivable has been outstanding, as it relates to each individual registered representative. The allowance for doubtful accounts reflects the amount of loss that can be reasonably estimated by management, and if any, is included in Occupancy, equipment and other administrative costs in the accompanying consolidated statements of operations.

Regulatory Depreciation and Amortization, Policy [Policy Text Block]
Advances to Registered Representatives

Advances are given to certain registered representatives as an incentive for their affiliation with the Broker-Dealer Subsidiaries. The representative signs an independent contractor agreement with the Broker-Dealer Subsidiaries for a specified term, typically a three-year period. The advance is then amortized on a straight-line basis or based on a percentage of production over the life of the broker’s agreement with the Broker-Dealer Subsidiaries, and is included in commission expense in the accompanying consolidated statements of operations. In the event a representative’s affiliation terminates prior to the fulfillment of their contract, the representative is required to repay the unamortized balance.

Advances to Registered Representatives

Advances are given to certain registered representatives as an incentive for their affiliation with the Broker-Dealer Subsidiaries. The representative signs an independent contractor agreement with the Broker-Dealer Subsidiaries for a specified term, typically a three-year period. The advance is then amortized on a straight-line basis or based on a percentage of production over the life of the broker’s agreement with the Broker-Dealer Subsidiaries, and is included in commission expense in the accompanying consolidated statements of operations. In the event a representative’s affiliation terminates prior to the fulfillment of their contract, the representative is required to repay the unamortized balance.

Marketable Securities, Policy [Policy Text Block]
Securities Owned

Marketable securities which consist of publicly traded unrestricted common stock and bonds are valued at the closing price on the valuation date. Non-marketable securities which consist partly of restricted common stock and of non-tradable warrants exercisable into freely trading common stock of public companies are carried at market value or as required, at fair value as determined in good faith by management.

Securities Owned

Marketable securities which consist of publicly traded unrestricted common stock and bonds are valued at the closing price on the valuation date. Non-marketable securities which consist partly of restricted common stock and of non-tradable warrants exercisable into freely trading common stock of public companies are carried at market value or as required, at fair value as determined in good faith by management.

Intangible Assets, Finite-Lived, Policy [Policy Text Block]	Other Assets Other assets consist primarily of prepaid expenses and lease deposits.	Other Assets Other assets consist primarily of prepaid expenses and lease deposits.
Malpractice Loss Contingency, Policy [Policy Text Block]
Legal and Other Contingencies

The outcomes of legal proceedings and claims brought against the Company are subject to significant uncertainty. ASC 450-10, Accounting for Contingencies, requires that an estimated loss from a loss contingency such as a legal proceeding or claim should be accrued by a charge to income if it is probable that an asset has been impaired or a liability has been incurred and the amount of the loss can be reasonably estimated. Disclosure of a contingency is required if there is at least a reasonable possibility that a loss has been incurred. In determining whether a loss should be accrued we evaluate, among other factors, the degree of probability of an unfavorable outcome and the ability to make a reasonable estimate of the amount of loss. Changes in these factors could materially impact our results of operations, financial position, or our cash flows.

Legal and Other Contingencies

The outcomes of legal proceedings and claims brought against the Company are subject to significant uncertainty. ASC 450-10, Accounting for Contingencies, requires that an estimated loss from a loss contingency such as a legal proceeding or claim should be accrued by a charge to income if it is probable that an asset has been impaired or a liability has been incurred and the amount of the loss can be reasonably estimated. Disclosure of a contingency is required if there is at least a reasonable possibility that a loss has been incurred. In determining whether a loss should be accrued we evaluate, among other factors, the degree of probability of an unfavorable outcome and the ability to make a reasonable estimate of the amount of loss. Changes in these factors could materially impact our results of operations, financial position, or our cash flows.

New Accounting Pronouncements, Policy [Policy Text Block]
Recently Adopted Accounting Guidance

In September 2011, the FASB issued Accounting Standard Update (“ASU”) No. 2011-08, Testing Goodwill for Impairment. The new guidance provides an entity the option to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If an entity determines that this is the case, it is required to perform the currently prescribed two-step goodwill impairment test to identify potential goodwill impairment and measure the amount of goodwill impairment loss to be recognized for that reporting unit (if any). If an entity determines that the fair value of a reporting unit is greater than its carrying amount, the two-step goodwill impairment test is not required. The new guidance was effective for the Company beginning October 1, 2012 and did not have material impact on the Company’s financial statements upon adoption.

In July 2012, the FASB issued ASU No. 2012-02, Testing indefinite-lived intangible assets for impairment. The update aims to reduce the cost and complexity of performing an impairment test for indefinite-lived intangible assets by simplifying how an entity tests those assets for impairment and to improve consistency in impairment testing guidance among long-lived asset categories. This guidance was effective for the Company beginning on October 1, 2012. The adoption of this accounting guidance did not have a material impact on the Company’s financial statements.

In December 2011, the FASB issued ASU No. 2011-11, Disclosures about offsetting assets and liabilities, an accounting update that creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the statement of financial condition or subject to an enforceable master netting arrangement or similar arrangement. The disclosure requirements are effective for the Company beginning on or after January 1, 2013. Since these amended principles require only additional disclosures concerning offsetting and related arrangements, adoption will not affect the Company’s consolidated statements of income or financial condition.

Recently Adopted Accounting Guidance

In September 2011, the FASB issued Accounting Standard Update (“ASU”) No. 2011-08, Testing Goodwill for Impairment. The new guidance provides an entity the option to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If an entity determines that this is the case, it is required to perform the currently prescribed two-step goodwill impairment test to identify potential goodwill impairment and measure the amount of goodwill impairment loss to be recognized for that reporting unit (if any). If an entity determines that the fair value of a reporting unit is less than its carrying amount, the two-step goodwill impairment test is not required. The new guidance was effective for the Company beginning October 1, 2012 and did not have material impact on our financial statements upon adoption.

In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income. The new guidance eliminates the current option to report other comprehensive income and its components in the statement of changes in equity. Instead, an entity will be required to present either a continuous statement of net income and other comprehensive income or in two separate but consecutive statements. The new guidance was effective for the Company beginning January 1, 2012 and did not have material impact on our financial statements upon adoption.

In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The guidance amends the accounting and disclosure requirements on fair value measurements. The new guidance limits the highest-and-best-use measure to nonfinancial assets, permits certain financial assets and liabilities with offsetting positions in market or counterparty credit risks to be measured at a net basis, and provides guidance on the applicability of premiums and discounts. Additionally, the new guidance expands the disclosures on Level 3 inputs by requiring quantitative disclosure of the unobservable inputs and assumptions, as well as description of the valuation processes and the sensitivity of the fair value to changes in unobservable inputs. The new guidance was effective for the Company beginning January 1, 2012 and did not have material impact on our financial statements upon adoption.

In January 2010, the FASB issued ASU No. 2010-06, Improving Disclosures about Fair Value Measurements. ASU No. 2010-06 provides amendments to ASC Subtopic 820-10 that requires new disclosures as follows:

•
Transfers in and out of Level 1 and 2. A reporting entity should disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers.

•
Activity in Level 3 fair value measurements. In the reconciliation for fair value measurements using significant unobservable inputs (Level 3), a reporting entity should present separately information about purchases, sales, issuances, and settlements (that is, on a gross basis rather than as one net number.)

ASU No. 2010-06 provides amendments to ASC Subtopic 820-10 that clarifies existing disclosures as follows:

•
Level of disaggregation. A reporting entity should provide fair value measurement disclosures for each class of assets and liabilities. A class is often a subset of assets or liabilities within a line item in the statement of financial position. A reporting entity needs to use judgment in determining the appropriate classes of assets and liabilities.

•
Disclosures about inputs and valuation techniques. A reporting entity should provide disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. Those disclosures are required for fair value measurements that fall in either Level 2 or Level 3.

The new guidance was effective for the Company beginning October 1, 2011 and has financial statement presentation changes only.

Reclassifications [Text Block]
Reclassifications

Certain items in the 2011 financial statements have been reclassified to conform to the presentation in the 2012 financial statements. Such reclassifications did not have a material impact on the presentation of the overall financial statements.

Not Yet Adopted [Member]
New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Guidance Not Yet Adopted

In July 2012, the FASB issued ASU No. 2012-02, Testing indefinite-lived intangible assets for impairment. The update aims to reduce the cost and complexity of performing an impairment test for indefinite-lived intangible assets by simplifying how an entity tests those assets for impairment and to improve consistency in impairment testing guidance among long-lived asset categories. This guidance is effective for the Company prospectively beginning on October 1, 2012. The adoption of this accounting guidance is not expected to have a material impact on the Company’s financial statements.

In December 2011, the FASB issued ASU No. 2011-11, Disclosures about offsetting assets and liabilities, an accounting update that creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the statement of financial condition or subject to an enforceable master netting arrangement or similar arrangement. The disclosure requirements are effective for the Company beginning on or after January 1, 2013. Since these amended principles require only additional disclosures concerning offsetting and related arrangements, adoption will not affect the Company’s consolidated statements of income or financial condition.

Note 2 - Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]
	December 31, 2012	December 31, 2011
Numerator:
Net loss	$(41,000)	$(1,009,000)
Preferred stock dividends	-	(93,000)

Numerator for basic earnings per share- loss attributable to common stockholders - as adjusted	(41,000)	(1,102,000)

Numerator for diluted earnings per share-net loss attributable to common stockholders - as adjusted	$(41,000)	$(1,102,000)

Denominator:
Denominator for basic earnings per share--weighted average shares	26,567,193	21,646,902
Effect of dilutive securities:
Assumed conversion of Series C and D preferred stock	-	-
Stock options	-	-
Warrants	-	-
Assumed conversion of convertible notes payable	-	-
Denominator for diluted earnings per share--adjusted weighted-average shares and assumed conversions	26,567,193	21,646,902

Loss per share:
Net loss available to common stockholders
Basic	$(0.00)	$(0.05)
Diluted	$(0.00)	$(0.05)

	Years Ended
	September 30,
	2012	2011
Numerator:
Net loss	$(1,937,000)	$(4,713,000)
Preferred stock dividends	(93,000)	(414,000)
Increase in fair value of derivative liabilities	-	1,603,000
Numerator for basic earnings per share- loss attributable to common stockholders - as adjusted	(2,030,000)	(3,524,000)
Numerator for diluted earnings per share-net loss attributable to common stockholders - as adjusted	$(2,030,000)	$(3,524,000)

Denominator:
Denominator for basic earnings per share--weighted average shares	25,014,166	19,697,033
Effect of dilutive securities:
Assumed conversion of Series A, C, and D preferred stock	-	-
Stock options	-	-
Warrants	-	-
Assumed conversion of convertible notes payable	-	-
Denominator for diluted earnings per share--adjusted weighted-average shares and assumed conversions	25,014,166	19,697,033

Loss per share:
Net loss available to common stockholders
Basic	$(0.08)	$(0.18)
Diluted	$(0.08)	$(0.18)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	December 31, 2012	December 31, 2011

Series A Preferred Stock	-	3,283,565
Series C Preferred Stock	3,416,692	3,416,692
Series D Preferred Stock	6,000,000	6,000,000
Convertible notes payable	11,125,000	3,375,000
Options	1,130,000	3,442,291
Warrants	14,467,941	14,467,941
	36,139,633	33,985,489

	September 30,
	2012	2011

Series A Preferred Stock	-	3,684,000
Series C Preferred Stock	-	3,416,692
Series D Preferred Stock	-	6,000,000
Convertible notes payable	11,125,000	3,375,000
Options	1,312,002	3,810,271
Warrants	14,717,941	14,967,941
	27,154,943	35,253,904

Common Shares [Member]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	December 31, 2012	December 31, 2011

Series A Preferred Stock	-	3,283,565
Series C Preferred Stock	3,416,692	3,416,692
Series D Preferred Stock	6,000,000	6,000,000
Convertible notes payable	11,125,000	3,375,000
Options	1,130,000	3,074,311
Warrants	14,467,941	14,467,941
	36,139,633	33,617,509

Weighted Average [Member]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	September 30,
	2012	2011

Series A Preferred Stock	921,000	3,684,000
Series C Preferred Stock	3,416,692	3,416,692
Series D Preferred Stock	6,000,000	6,000,000
Convertible notes payable	6,712,123	3,375,000
Options	2,561,137	4,403,556
Warrants	14,842,941	14,329,942
	34,453,893	35,209,190

Note 6 - Advances To Registered Representatives (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
Investments in and Advances to Affiliates [Table Text Block]
Advances to Registered Representative
Balance, September 30, 2012	$890,000
Advances	25,000
Amortization or repayment of advances	(82,000)
Balance, December 31, 2012	$833,000

Advances to Registered Representative
Balance, September 30, 2010	$1,441,000
Advances	78,000
Amortization or repayment of advances	(567,000)
Balance, September 30, 2011	$952,000
Advances	203,000
Amortization or repayment of advances	(265,000)
Balance, September 30, 2012	$890,000

Note 7 - Securities Owned And Securities Sold, But Not Yet Purchased At Fair Value (Tables)	12 Months Ended
Sep. 30, 2012
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
As of September 30, 2012
Securities owned at fair value	Level 1	Level 2	Level 3	Total

Corporate stocks	$18,000	-	-	$18,000
Government obligations	678,000	-	-	678,000
Restricted stock and warrants	-	56,000	-	56,000
	$696,000	$56,000	$-	$752,000
Securities sold, but not yet purchased at fair value	Level 1	Level 2	Level 3	Total

Corporate stocks	$1,000	-	-	$1,000
Government obligations	-	-	-	-
Restricted stock and warrants	-	-	-	-
	$1,000	$-	$-	$1,000
As of September 30, 2011
Securities owned at fair value	Level 1	Level 2	Level 3	Total

Corporate stocks	$154,000	-	-	$154,000
Government obligations	300,000	-	-	300,000
Restricted stock	-	24,000	-	24,000
	$454,000	$24,000	$-	$478,000
Securities sold, but not yet purchased at fair value	Level 1	Level 2	Level 3	Total

Corporate stocks	$2,000	-	-	$2,000
Government obligations	-	-	-	-
Restricted stock	-	-	-	-
	$2,000	$-	$-	$2,000

Note 8 - Fixed Assets (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
Property, Plant and Equipment [Table Text Block]
	December 31, 2012	September 30, 2012

Equipment	$2,654,000	$2,620,000
Furniture and fixtures	491,000	491,000
Leasehold improvements	922,000	922,000
Capital leases (primarily composed of computer equipment	2,510,000	2,510,000
	6,577,000	6,543,000
Less accumulated depreciation and amortization	(6,019,000)	(5,881,000)
Fixed assets net	$558,000	$662,000

	September 30,
	2012	2011	Estimated Useful Lives (years)
Equipment	$2,620,000	$2,532,000	5
Furniture and fixtures	491,000	491,000	5
Leasehold improvements	922,000	897,000	Lesser of useful life or term of lease
Capital Leases (Primarily composed of Computer Equipment)	2,510,000	2,402,000	5
	6,543,000	6,322,000
Less accumulated depreciation and amortization	(5,881,000)	(5,348,000)
Fixed assets - net	$662,000	$974,000

Note 11 - Other Assets (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
Schedule of Other Assets [Table Text Block]
	December 31, 2012	September 30, 2012
Pre-paid expenses	$727,000	$520,000
Deposits	308,000	304,000
Investments in unaffiliated entity	157,000	157,000
Total	$1,192,000	$981,000

	September 30,
	2012	2011
Prepaid expenses	$520,000	$680,000
Deposits	304,000	88,000
Investments in unaffiliated entity	157,000	157,000
Deferred financing costs	-	26,000
Total	$981,000	$951,000

Note 12 - Accounts Payable, Accrued Expenses and Other Liabilities (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	December 31, 2012	September 30, 2012
Commissions payable	$6,360,000	$7,151,000
Deferred clearing fee credits	223,000	251,000
Telecommunication vendors payable	60,000	75,000
Legal payable	757,000	418,000
Deferred rent payable	227,000	241,000
Accrued compensation	2,000	24,000
Capital lease liability	229,000	279,000
Other vendors	2,465,000	2,858,000
Short-term portion	$10,323,000	$11,297,000
Long-term portion	$280,000	$263,000
Total	$10,603,000	$11,560,000

	September 30,
	2012	2011
Commissions payable	$7,151,000	$5,363,000
Deferred clearing fee credits	251,000	363,000
Telecommunications vendors payable	75,000	77,000
Legal fees payable	418,000	306,000
Deferred rent payable	241,000	268,000
Accrued compensation	24,000	581,000
Due to joint venture	-	550,000
Capital lease liability	279,000	415,000
Other vendors	2,858,000	3,909,000
Total	$11,297,000	$11,832,000

Note 13 - Derivative Liabilities (Tables)	12 Months Ended
Sep. 30, 2012
Schedule of Derivative Instruments [Table Text Block]
	March 31, 2011 (prior to reclassification)			Issuance during the six-month period ended March 31, 2011			September 30, 2010
Embedded Conversion Features:
Exercise price		$0.50			N/A			$0.40
market value		$0.50			N/A			$0.40

Warrants:
Effective Exercise price		$0.50			$0.50			$0.50
Effective Market price	$0.48	-	$0.50	$0.34	-	$0.35	$0.34	-	$0.40
Volatility		75%			75%			76%
Risk-free interest		2.24%			2.06%			1.27%
Terms (years)	4.25	-	4.75		5			5
Expected dividend rate		0%			0%			0%

Schedule of Preferred Stock [Table Text Block]
Series C and D Preferred Stock	$6,156,000
Additional paid-in capital	$846,000

Note 14 - Convertible Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
Schedule of Debt [Table Text Block]
	December 31, 2012	September 30, 2012

10% Convertible notes payable	$1,800,000	$1,800,000
6% Convertible notes payable	5,000,000	5,000,000
	$6,800,000	$6,800,000

	September 30,
	2012	2011
10% convertible notes payable	$1,800,000	$6,000,000
6% convertible notes payable	5,000,000	-
Less: Debt discount	-	(247,000)
	$6,800,000	$5,753,000

Note 16 - Income Taxes (Tables)	12 Months Ended
Sep. 30, 2012
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Years Ended September 30,
	2012	2011
Federal income tax provision (benefit)	$-	$-
State income tax provision (benefit)	-	-
	$-	$-

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Years Ended September 30,
	2012	2011
Statutory federal rate	-35.0%	-35.0%
State income taxes net of federal income tax benefit	-5.2%	-5.2%
Permanent differences for tax purposes	22.9%	19.4%
Change in valuation allowance	17.3%	20.8%
	0.0%	0.0%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	September 30,
	2012	2011
Deferred tax assets:
Net operating loss carry-forwards	$14,277,000	$13,671,000
Reserves for uncollectible receivables	44,000	124,000
Accrued but unpaid bonuses	91,000	437,000
Difference between book and tax amortization	608,000	158,000
Stock Based Compensation	436,000	-
Other temporary differences	97,000	283,000
Total deferred tax assets	15,553,000	14,673,000
Valuation allowance	(15,553,000)	(14,673,000)
Net deferred tax asset	$-	$-

Note 17 - Commitments and Contingencies (Tables)	12 Months Ended
Sep. 30, 2012
Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
Fiscal Year Ending	Rental Expense	Less, Sublease Income	Net
2013	$1,939,000	$72,000	$1,867,000
2014	1,110,000	72,000	1,038,000
2015	1,053,000	66,000	987,000
2016	374,000	-	374,000
Thereafter	286,000	-	286,000
	$4,762,000	$210,000	$4,552,000

Note 18 - Stockholders' Equity (Tables)	12 Months Ended
Sep. 30, 2012
Schedule of Stockholders Equity [Table Text Block]
Series C and D Preferred Stock	$6,156,000
Additional paid-in capital	$846,000

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Options	Weighted Average Price Per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance, September 30, 2010	5,184,687	$1.53		-
Granted	-	-
Exercised	-	-
Forfeited or expired	(1,374,416)	1.66
Outstanding at September 30, 2011	3,810,271	$1.67	2.36	$-
Granted	-	-
Exercised	-	-
Forfeited or expired	(2,498,269)	1.67
Outstanding at September 30, 2012	1,312,002	$1.64	2.17	$-
Exercisable at September 30, 2012	1,312,002	1.64	2.37	$-

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
	2012	2011

Weighted-average grant-date fair value of options granted	N/A	N/A
Fair value of options recognized as expense:	$10,000	$265,000

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Shares	Weighted Average Exercise Price	Weighted Average Contractual Term (Yrs)
Outstanding at October 1, 2010	12,103,942	$1.27
Granted	3,370,000	0.50
Exercised	-	-
Expired	(506,001)	1.46
Outstanding at September 30, 2010	14,967,941	$1.00	3.78
Granted	-	$-
Exercised	-	-
Expired	(248,000)	0.75
Outstanding at September 30, 2012	14,719,941	$0.56	2.84
Exercisable at September 30, 2012	14,717,941	$0.56	2.84

Note 8 - Securities Owned and Securities Sold, But Note Yet Purchased at Fair Value - 10Q (Tables)	3 Months Ended
Dec. 31, 2012
Schedule of Securities Owned and Sold, Not yet Purchased, at Fair Value [Table Text Block]
As of December 31, 2012 Securities owned at fair value
	Level 1	Level 2	Level 3	Total

Corporate stocks	$70,000	$187,000	$-	$257,000
Corporate bonds	-	-	-	-
Government obligations	583,000	-	-	583,000
Restricted stock	-	295,000	-	295,000
	$653,000	$482,000	$-	$1,135,000
Securities sold, but not yet purchased at fair value
	Level 1	Level 2	Level 3	Total

Corporate stocks	$3,000	$-	$-	$3,000
Corporate bonds	-	-	-	-
Government obligations	-	-	-	-
Restricted stock	-	-	-	-
	$3,000	$-	$-	$3,000
As of September 30, 2012 Securities owned at fair value
	Level 1	Level 2	Level 3	Total

Corporate stocks	$18,000	$-	$-	$18,000
Corporate bonds	-	-	-	-
Government obligations	678,000	-	-	678,000
Restricted stock	-	56,000	-	56,000
	$696,000	$56,000	$-	$752,000
Securities sold, but not yet purchased at fair value
	Level 1	Level 2	Level 3	Total

Corporate stocks	$1,000	$-	$-	$1,000
Corporate bonds	-	-	-	-
Government obligations	-	-	-	-
Restricted stock	-	-	-	-
	$1,000	$-	$-	$1,000

Note 1 - Organization and Going Concern (Detail) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012 Deficit [Member]	Dec. 31, 2012 Pro Forma [Member]	Dec. 31, 2012 Private Placement [Member]	Sep. 30, 2012 Director [Member]	Jan. 25, 2013 Consideration [Member]	Jan. 25, 2013 Satisfaction [Member]	Dec. 31, 2012 Satisfaction [Member]	Sep. 30, 2012 Micro and Small Cap Stocks [Member]	Sep. 30, 2012 Parent Company [Member]
High Net Worth Clients	39,000		39,000
Number of Securities	5,800											5,000
Net Income (Loss) Attributable to Parent	$ (41,000)	$ (1,009,000)	$ (1,937,000)	$ (4,713,000)
Cumulative Earnings (Deficit)	(4,317,000)		(5,378,000)
Liabilities	18,440,000		19,480,000	17,826,000									7,800,000
Convertible Notes Payable			5,000,000								5,000,000
Subordinated Debt			1,000,000	100,000				1,000,000		2,800,000
Repayments of Convertible Debt			4,200,000
Convertible Notes Payable, Current								1,800,000
Long-term Debt	7,800,000
Common Stock, Shares, Issued (in Shares)	26,567,193		26,555,572	20,446,704					29,450,000	10,000,000
Common Stock, Value, Issued (in Dollars)	531,000		531,000	409,000					8,800,000	5,000,000
Cash							8,800,000
Working Capital	$ 13,800,000				$ 4,317,000	$ 9,482,000

Note 2 - Summary of Significant Accounting Policies (Detail) (USD $)	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012 Minimum [Member]	Sep. 30, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Sep. 30, 2012 Maximum [Member]
Loss Contingency, Estimate of Possible Loss (in Dollars)	$ 490,000	$ 338,000	$ 310,000
Property, Plant and Equipment, Estimated Useful Lives				three	three	five	five
Number of Criteria	3	3
Number of Clearing Brokers	3	3
Cash, FDIC Insured Amount (in Dollars)	$ 250,000	$ 250,000

Note 2 - Summary of Significant Accounting Policies (Detail) - Basic Net Loss Per Share (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2011
Net loss (in Dollars)	$ (41,000)	$ (1,009,000)	$ (1,937,000)	$ (4,713,000)
Preferred stock dividends (in Dollars)		(93,000)	(93,000)	(414,000)
Increase in fair value of derivative liabilities (in Dollars)				(1,603,000)
Numerator for diluted earnings per share-net loss attributable to common stockholders - as adjusted (in Dollars)	(41,000)	(1,102,000)	(2,030,000)	(5,127,000)
Denominator for basic earnings per share--weighted average shares	26,567,193	21,646,902	25,014,166	19,697,033
Stock options			0	0
Warrants			0	0
Assumed conversion of convertible notes payable			0	0
Denominator for diluted earnings per share--adjusted weighted-average shares and assumed conversions	26,567,193	21,646,902	25,014,166	19,697,033
Basic (in Dollars per share)	$ 0	$ (0.05)	$ (0.08)	$ (0.18)
Diluted (in Dollars per share)	$ 0	$ (0.05)	$ (0.08)	$ (0.18)
Fair Value Liability [Member]
Increase in fair value of derivative liabilities (in Dollars)				1,603,000
Earnings Per Share, Basic [Member]
Numerator for basic earnings per share- loss attributable to common stockholders - as adjusted (in Dollars)	(41,000)	(1,102,000)	(2,030,000)	(3,524,000)
Earnings Per Share, Diluted [Member]
Numerator for diluted earnings per share-net loss attributable to common stockholders - as adjusted (in Dollars)	$ (41,000)	$ (1,102,000)	$ (2,030,000)	$ (3,524,000)
Cumulative Preferred Stock Series A [Member]
Assumed conversion of Series A, C, and D preferred stock			0	0

Note 2 - Summary of Significant Accounting Policies (Detail) - Weighted-Average Anti-Dilutive Common Share Equivalents	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2011
Anti-Dilutive Securities	36,139,633	33,985,489	34,453,893	35,209,190
Preferred Stock Series A [Member]
Anti-Dilutive Securities		3,283,565	921,000	3,684,000
Preferred Stock Series C [Member]
Anti-Dilutive Securities	3,416,692	3,416,692	3,416,692	3,416,692
Preferred Stock Series D [Member]
Anti-Dilutive Securities	6,000,000	6,000,000	6,000,000	6,000,000
Convertible Debt Securities [Member]
Anti-Dilutive Securities	11,125,000	3,375,000	6,712,123	3,375,000
Stock Options [Member]
Anti-Dilutive Securities	1,130,000	3,442,291	2,561,137	4,403,556
Warrant [Member]
Anti-Dilutive Securities	14,467,941	14,467,941	14,842,941	14,329,942

Note 2 - Summary of Significant Accounting Policies (Detail) - Anti-Dilutive Common Shares Outstanding (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2011
Anti-Dilutive Common Shares Outstanding	$ 36,139,633	$ 33,617,509	$ 27,154,943	$ 35,253,904
Preferred Stock Series A [Member]
Anti-Dilutive Common Shares Outstanding		$ 3,283,565		$ 3,684,000
Preferred Stock Series C [Member]
Anti-Dilutive Common Shares Outstanding	$ 3,416,692	$ 3,416,692		$ 3,416,692
Preferred Stock Series D [Member]
Anti-Dilutive Common Shares Outstanding	$ 6,000,000	$ 6,000,000		$ 6,000,000
Convertible Debt Securities [Member]
Anti-Dilutive Common Shares Outstanding	$ 11,125,000	$ 3,375,000	$ 11,125,000	$ 3,375,000
Stock Options [Member]
Anti-Dilutive Common Shares Outstanding	$ 1,130,000	$ 3,074,311	$ 1,312,002	$ 3,810,271
Warrant [Member]
Anti-Dilutive Common Shares Outstanding	$ 14,467,941	$ 14,467,941	$ 14,717,941	$ 14,967,941

Note 4 - Broker-Dealers And Clearing Organizations Receivables and Payables (Detail) (USD $)	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Receivables from Brokers-Dealers and Clearing Organizations	$ 2,590,000	$ 3,650,000	$ 2,714,000
Payables to Broker-Dealers and Clearing Organizations	$ 34,000	$ 119,000	$ 139,000

Note 5 - Other Receivables (Detail) (USD $)	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Other Receivables		$ 147,000	$ 299,000
Premiums and Other Receivables, Net	$ 341,000	$ 147,000	$ 299,000

Note 6 - Advances To Registered Representatives (Detail) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Advances to Affiliate	$ 0	$ 0

Note 6 - Advances To Registered Representatives (Detail) - Advances to Registered Representatives (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 Advances to Registered Representatives [Member]	Sep. 30, 2011 Advances to Registered Representatives [Member]	Sep. 30, 2010 Current and Long-Term Portion [Member] Beginning of Period [Member]	Sep. 30, 2012 Current and Long-Term Portion [Member] End of Period [Member]	Sep. 30, 2011 Current and Long-Term Portion [Member] End of Period [Member]
Balance	$ 147,000	$ 299,000			$ 1,441,000	$ 890,000	$ 952,000
Advances			203,000	78,000
Amortization or repayment of advances	$ (265,000)	$ (567,000)

Note 7 - Securities Owned And Securities Sold, But Not Yet Purchased At Fair Value (Detail) - Fair Value Measurements (USD $)	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Securities owned at fair value		$ 752,000	$ 478,000
Securities sold, but not yet purchased at fair value	3,000	1,000	2,000
Corporate Stocks [Member] | Fair Value, Inputs, Level 1 [Member]
Securities owned at fair value		18,000	154,000
Securities sold, but not yet purchased at fair value		1,000	2,000
Corporate Stocks [Member]
Securities owned at fair value		18,000	154,000
Securities sold, but not yet purchased at fair value		1,000	2,000
Government Obligations [Member] | Fair Value, Inputs, Level 1 [Member]
Securities owned at fair value		678,000	300,000
Government Obligations [Member]
Securities owned at fair value		678,000	300,000
Restricted Stock and Warrants [Member] | Fair Value, Inputs, Level 2 [Member]
Securities owned at fair value		56,000	24,000
Restricted Stock and Warrants [Member]
Securities owned at fair value		56,000	24,000
Fair Value, Inputs, Level 1 [Member]
Securities owned at fair value		696,000	454,000
Securities sold, but not yet purchased at fair value	3,000	1,000	2,000
Fair Value, Inputs, Level 2 [Member]
Securities owned at fair value		$ 56,000	$ 24,000

Note 8 - Fixed Assets (Detail) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2011
Depreciation, Depletion and Amortization	$ 294,000	$ 305,000	$ 1,154,000	$ 1,254,000
Depreciation	138,000	149,000
Accrual Basis [Member]
Depreciation, Depletion and Amortization			$ 533,000	$ 633,000

Note 8 - Fixed Assets (Detail) - Fixed Assets (USD $)	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 Equipment [Member]	Sep. 30, 2011 Equipment [Member]	Sep. 30, 2012 Furniture and Fixtures [Member]	Sep. 30, 2011 Furniture and Fixtures [Member]	Sep. 30, 2012 Leasehold Improvements [Member]	Sep. 30, 2011 Leasehold Improvements [Member]	Sep. 30, 2012 Assets Held under Capital Leases [Member]	Sep. 30, 2011 Assets Held under Capital Leases [Member]
Property plant and equipment, gross	$ 6,577,000	$ 6,543,000	$ 6,322,000	$ 2,620,000	$ 2,532,000	$ 491,000	$ 491,000	$ 922,000	$ 897,000	$ 2,510,000	$ 2,402,000
Estimated useful lives				5		5		Lesser of useful life or term of lease		5
Less accumulated depreciation and amortization	(6,019,000)	(5,881,000)	(5,348,000)
Fixed assets - net	$ 558,000	$ 662,000	$ 974,000

Note 9 - Investment in Unconsolidated Joint Venture (Detail) (USD $)	3 Months Ended
	Jun. 30, 2012	Apr. 30, 2012	Mar. 31, 2012	Sep. 30, 2011	Jun. 30, 2011	Jan. 31, 2011
Equity Method Investment, Ownership Percentage						50.00%
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures		$ 550,000	$ 550,000	$ 1,051,000	$ 501,000	$ 1,000,000
Due to Affiliate				550,000
Equity Method Investment, Realized Gain (Loss) on Disposal	$ 1,051,000

Note 10 - Intangible Assets (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Business Acquisition, Purchase Price Allocation, Amortizable Intangible Assets	$ 466,000
Finite-Lived Intangible Asset, Useful Life	9 months
Amortization of Intangible Assets	$ 621,000	$ 621,000

Note 11 - Other Assets (Detail) - Other Assets (USD $)	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Prepaid expenses	$ 727,000	$ 520,000	$ 680,000
Deposits	308,000	304,000	88,000
Investments in unaffiliated entity	157,000	157,000	157,000
Deferred financing costs			26,000
Total	$ 1,192,000	$ 981,000	$ 951,000

Note 12 - Accounts Payable, Accrued Expenses and Other Liabilities (Detail) - Accounts Payable, Accrued Expenses And Other Liabilities (USD $)	Sep. 30, 2012	Sep. 30, 2011
Commissions payable	$ 7,151,000	$ 5,363,000
Deferred clearing fee credits	251,000	363,000
Telecommunications vendors payable	75,000	77,000
Legal fees payable	418,000	306,000
Deferred rent payable	241,000	268,000
Accrued compensation	24,000	581,000
Due to joint venture		550,000
Capital lease liability	279,000	415,000
Other vendors	2,858,000	3,909,000
Total	$ 11,297,000	$ 11,832,000

Note 13 - Derivative Liabilities (Detail) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2012	Sep. 30, 2012	Apr. 30, 2011	Mar. 31, 2011
Common Stock, Shares Authorized	150,000,000		150,000,000	150,000,000	150,000,000	50,000,000
Preferred Stock, Shares Authorized				10,000,000	10,000,000	200,000
Derivative Liability, Fair Value, Net (in Dollars)		$ 4,331,000				$ 6,465,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	2,820,000
Debt Conversion, Converted Instrument, Warrants or Options Issued	530,000	963,000
Debt Instrument, Convertible, Beneficial Conversion Feature (in Dollars)	530,000	2,992,000
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net (in Dollars)	1,600,000	376,000
Derivative Liabilities, Noncurrent (in Dollars)	6,465,000
Preferred Stock, Value, Outstanding (in Dollars)	$ 513,000
Liability Contracts [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)		5,666,692

Note 13 - Derivative Liabilities (Detail) - Fair Value Of The Derivative Instruments (USD $)	6 Months Ended										6 Months Ended
	Sep. 30, 2010	Mar. 31, 2011 Exercise Price [Member] Prior To Reclassification [Member]	Sep. 30, 2010 Exercise Price [Member]	Mar. 31, 2011 Market Value [Member] Prior To Reclassification [Member]	Sep. 30, 2010 Market Value [Member]	Mar. 31, 2011 Prior To Reclassification [Member] Lower Limit [Member]	Mar. 31, 2011 Prior To Reclassification [Member] Upper Limit [Member]	Mar. 31, 2011 Prior To Reclassification [Member]	Mar. 31, 2011 Issuance [Member] Lower Limit [Member]	Mar. 31, 2011 Issuance [Member] Upper Limit [Member]	Mar. 31, 2011 Issuance [Member]	Sep. 30, 2010 Lower Limit [Member]	Sep. 30, 2010 Upper Limit [Member]
Exercise price		$ 0.5	$ 0.4	$ 0.5	$ 0.4
market value		$ 0.5	$ 0.4	$ 0.5	$ 0.4
Effective Exercise price	$ 0.5							$ 0.5			$ 0.5
Effective Market price						$ 0.48	$ 0.5		$ 0.34	$ 0.35		$ 0.34	$ 0.4
Volatility	76.00%							75.00%			75.00%
Risk-free interest	1.27%							2.24%			2.06%
Terms (years)	5 years					4 years 3 months	4 years 9 months				5 years
Expected dividend rate	0.00%							0.00%			0.00%

Note 13 - Derivative Liabilities (Detail) - Preferred Stock Increase (USD $)	12 Months Ended
Sep. 30, 2011
Cumulative Preferred Stock Series C and D [Member]
Additional paid-in capital preferred stock	$ 6,156,000
Additional Paid-in Capital [Member]
Additional paid-in capital preferred stock	$ 846,000

Note 14 - Convertible Notes Payable (Detail) (USD $)	1 Months Ended			3 Months Ended	12 Months Ended					45 Months Ended		51 Months Ended		1 Months Ended								12 Months Ended
	Sep. 30, 2012	Apr. 30, 2012	Mar. 31, 2012	Dec. 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Jan. 25, 2013	Mar. 31, 2012 First Loan [Member]	Mar. 31, 2008 First Loan [Member]	Sep. 30, 2012 Second Loan [Member]	Jun. 30, 2008 Second Loan [Member]	Jun. 30, 2012 June 2008 Convertible Note Payable [Member]	Sep. 30, 2012 June 2008 Convertible Note Payable [Member]	Jun. 30, 2008 June 2008 Convertible Note Payable [Member]	Sep. 30, 2012 Issuance [Member]	Apr. 30, 2012 Issuance [Member]	Mar. 31, 2012 Issuance [Member]	Sep. 30, 2012 Series E Preferred Stock [Member]	Apr. 30, 2012 Series E Preferred Stock [Member]	Sep. 30, 2012 June 2008 Convertible Note Payable [Member]	Sep. 30, 2012 2012 Convertible Notes Payable [Member]
Convertible Notes Payable, Noncurrent	$ 6,800,000			$ 6,800,000		$ 6,800,000	$ 5,753,000		$ 5,000,000		$ 3,000,000		$ 3,000,000			$ 3,000,000	$ 1,000,000	$ 700,000	$ 3,300,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)							2,820,000				375,000		468,750			468,750
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)		0.5					0.5				2.5		2			2							0.5
Debt Instrument, Convertible, Beneficial Conversion Feature							530,000	2,992,000		791,000		789,000		789,000
Interest Expense, Debt				121,000		575,000	600,000															1,200,000
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months																						1,800,000
Proceeds from Issuance of Debt	1,000,000	700,000	3,300,000
Debt Instrument, Interest Rate, Stated Percentage				6.00%																			6.00%
Debt Instrument, Convertible, Number of Equity Instruments																							100,000
Warrants To Be Issued Upon Conversion (in Shares)																							10,000,000
Debt and Capital Lease Obligations															1,200,000
Debt Instrument, Periodic Payment, Principal					1,800,000		10,000
Convertible Preferred Stock, Shares Issued upon Conversion (in Shares)																				100	100,000
Warrants and Rights Outstanding (in Dollars)		$ 10,000,000

Note 14 - Convertible Notes Payable (Detail) - Convertible Notes Payable (USD $)	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Convertible Notes Payable		$ 6,800,000	$ 5,753,000
Less: Debt discount			(247,000)
Ten Percent [Member]
Convertible Notes Payable	1,800,000	1,800,000	6,000,000
Six Percent [Member]
Convertible Notes Payable		$ 5,000,000

Note 15 - Subordinated Borrowings (Detail) (USD $)	1 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2011	Dec. 31, 2012	Jul. 31, 2009 Subordinated Loan from Legent at 4.5% [Member]	Sep. 30, 2012 Legent Clearing [Member]	Sep. 30, 2011 Legent Clearing [Member]
Subordinated Debt	$ 1,000,000		$ 100,000		$ 250,000	$ 0	$ 100,000
Debt Instrument, Interest Rate, Stated Percentage				6.00%	4.50%
Debt Instrument, Periodic Payment, Principal		1,800,000	10,000
Per Transaction			10
Proceeds from Issuance of Subordinated Long-term Debt	$ 1,000,000

Note 16 - Income Taxes (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Operating Loss Carryforwards	$ 34,600,000
Valuation Allowance, Deferred Tax Asset, Change in Amount	546,000	1,400,000
vFinance Investments [Member]
Operating Loss Carryforwards	$ 12,000,000

Note 16 - Income Taxes (Detail) - Income Tax Expense Reconciliation (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
State income tax provision (benefit)	$ 0	$ 0
	$ 0	$ 0

Note 16 - Income Taxes (Detail) - Income Tax Provision (Benefit)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Statutory federal rate	(35.00%)	(35.00%)
State income taxes net of federal income tax benefit	(5.20%)	(5.20%)
Permanent differences for tax purposes	22.90%	19.40%
Change in valuation allowance	17.30%	20.80%
	0.00%	0.00%

Note 16 - Income Taxes (Detail) - Deferred Tax Assets (USD $)	Sep. 30, 2012	Sep. 30, 2011
Net operating loss carry-forwards	$ 14,277,000	$ 13,671,000
Reserves for uncollectible receivables	44,000	124,000
Accrued but unpaid bonuses	91,000	437,000
Difference between book and tax amortization	608,000	158,000
Stock Based Compensation	436,000
Other temporary differences	97,000	283,000
Total deferred tax assets	15,553,000	14,673,000
Valuation allowance	(15,553,000)	(14,673,000)
Net deferred tax asset	$ 0	$ 0

Note 17 - Commitments and Contingencies (Detail) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2011
Deferred Rent Credit			$ 241,000	$ 268,000
Operating Leases, Rent Expense			2,510,000	3,104,000
Operating Leases, Income Statement, Sublease Revenue			95,000	207,000
Loss Contingency, Damages Sought, Value	17,000,000		16,800,000
Loss Contingency, Estimate of Possible Loss	490,000		338,000	310,000
Legal Fees	290,000	238,000	1,158,000	1,169,000
Current and Long-Term Portion [Member]
Deferred Rent Credit			241,000	268,000
Inclusive of Legal Fees and Estimated Claims [Member] | Threatened Litigation [Member]
Loss Contingency, Estimate of Possible Loss			338,000
Threatened Litigation [Member]
Loss Contingency, Estimate of Possible Loss	490,000		300,000
Pending Litigation [Member]
Loss Contingency, Estimate of Possible Loss	$ 480,000

Note 17 - Commitments and Contingencies (Detail) - Future Minimum Lease Payments (USD $)	Sep. 30, 2012
2013	$ 72,000
2014	72,000
2015	66,000
2016	0
Thereafter	0
210,000
Gross Payments [Member]
2013	1,939,000
2014	1,110,000
2015	1,053,000
2016	374,000
Thereafter	286,000
4,762,000
Net of Sublease Income [Member]
2013	1,867,000
2014	1,038,000
2015	987,000
2016	374,000
Thereafter	286,000
$ 4,552,000

Note 18 - Stockholders' Equity (Detail) (USD $)	3 Months Ended	12 Months Ended							12 Months Ended		13 Months Ended					1 Months Ended	12 Months Ended		15 Months Ended		0 Months Ended		1 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2012	Apr. 30, 2012	Apr. 30, 2011	Mar. 31, 2011	Sep. 30, 2011 Investors [Member]	Sep. 30, 2011 Brokers [Member]	Dec. 31, 2012 Common Stock [Member] Series A Preferred Stock [Member]	Sep. 30, 2011 Common Stock [Member] Series A Preferred Stock [Member]	Sep. 30, 2011 Common Stock [Member] Series A Preferred Stock [Member]	Jun. 30, 2010 Series C Shares [Member]	Sep. 30, 2011 Series D Shares [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Sep. 30, 2012 Series A Preferred Stock [Member]	Sep. 30, 2011 Series A Preferred Stock [Member]	Dec. 21, 2011 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Jul. 12, 2010 Series C Preferred Stock [Member]	Sep. 30, 2012 Series C Preferred Stock [Member]	Sep. 29, 2010 Series D Preferred Stock [Member]	Sep. 30, 2011 Series D Preferred Stock [Member]	Sep. 30, 2012 Series D Preferred Stock [Member]	Sep. 30, 2012 Series E Preferred Stock [Member]	Apr. 30, 2012 Series E Preferred Stock [Member]	Sep. 30, 2012 Mark Goldwasser [Member]	Sep. 30, 2012 Leonard Sokolow [Member]	Sep. 30, 2011 Brokers [Member]	Sep. 30, 2011 EquityStation [Member]
Common Stock, Shares Authorized		150,000,000	150,000,000		150,000,000		150,000,000	50,000,000
Preferred Stock, Shares Authorized		10,000,000					10,000,000	200,000									50,000	50,000		50,000		34,500			100,000	200,000
Proceeds from Issuance of Common Stock (in Dollars)			$ 1,585,000
Stock Issued During Period, Shares, New Issues		1,967,042	3,170,000																		34,167		60,000					126,188	340,854
Payments of Stock Issuance Costs (in Dollars)			169,000
Option Indexed to Issuer's Equity, Contract Reclassification			$530,000
Debt Conversion, Converted Instrument, Warrants or Options Issued			530,000	963,000					3,170,000	200,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)			0.5			0.5								0.5	0.5
Proceeds from Issuance of Preferred Stock and Preference Stock (in Dollars)			1,334,000																				3,000,000	1,334,000
Convertible Preferred Stock, Shares Issued upon Conversion												80	80													100	100,000
Preferred Stock, Redemption Price Per Share (in Dollars per share)													$ 1.25								$ 0.5		$ 0.5
Preferred Stock, Dividend Rate, Percentage																		9.00%
Dividends, Preferred Stock (in Dollars)	93,000	93,000	414,000														93,000	414,000
Preferred Stock, Shares Issued																	46,050	42,957	5,723	0
Preferred Stock, Shares Outstanding																	46,050	42,957		0
Preferred Stock, Amount of Preferred Dividends in Arrears (in Dollars)																			715,000
Conversion of Stock, Shares Converted											4,141,826					51,773
Proceeds from Issuance of Convertible Preferred Stock (in Dollars)																					1,700,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			2,820,000											3,416,692	6,000,000						3,416,691		6,000,000
Preferred Stock Proceeds Receivable (in Dollars)																							1,334,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)																	$ 0.01	$ 0.01		$ 0.01						$ 0.01
Sale of Stock, Price Per Share (in Dollars per share)																										$ 50
Warrants Issued During Period (in Dollars)			3,170,000																											200,000
Class of Warrant or Right, Outstanding		0
Other Ownership Interests, Contributed Capital (in Dollars)																															$ 31,000

Note 18 - Stockholders' Equity (Detail) - Reclassification of the Series C and Series D Preferred Stock and Aforementioned Warrants (USD $)	6 Months Ended
Mar. 31, 2011
Cumulative Preferred Stock Series C and D [Member]
Additional paid-in capital preferred stock	$ 6,156,000
Additional Paid-in Capital [Member]
Additional paid-in capital preferred stock	$ 846,000

Note 18 - Stockholders' Equity (Detail) - Stock Option Activity (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Balance, September 30, 2010	3,810,271	5,184,687
Balance, September 30, 2010 (in Dollars per share)	$ 1.67	$ 1.53
Granted	0	0
Granted (in Dollars per share)	$ 0	$ 0
Exercised	0	0
Exercised (in Dollars per share)	$ 0	$ 0
Forfeitures	(2,498,269)	(1,374,416)
Forfeitures (in Dollars per share)	$ 1.67	$ 1.66
Outstanding at September 30	1,312,002	3,810,271
Outstanding at September 30 (in Dollars per share)	$ 1.64	$ 1.67
Outstanding at September 30	2 years 62 days	2 years 131 days
Outstanding at September 30 (in Dollars)	$ 0
Exercisable at September 30, 2012	1,312,002
Exercisable at September 30, 2012 (in Dollars per share)	$ 1.64
Exercisable at September 30, 2012	2 years 135 days
Exercisable at September 30, 2012 (in Dollars)	$ 0

Note 18 - Stockholders' Equity (Detail) - Stock Option Expense (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Fair value of options recognized as expense:	$ 10,000	$ 265,000

Note 18 - Stockholders' Equity (Detail) - Warrants Outstanding (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Granted (in Dollars)		$ 3,170,000
Shares (in Shares)		2,820,000
Warrant [Member] | Beginning of Period [Member]
Shares (in Shares)		12,103,942
Weighted Average Exercise Price		$ 1.27
Weighted Average Exercise Price		$ 1.27
Warrant [Member]
Shares (in Shares)	14,967,941
Weighted Average Exercise Price	$ 0.56	$ 1
Weighted Averege Contractual Term	2 years 306 days	3 years 284 days
Exercisable at September 30, 2012 (in Shares)	14,717,941
Exercisable at September 30, 2012	$ 0.56
Exercisable at September 30, 2012	2 years 306 days
Granted (in Dollars)		$ 3,370,000
Granted Weighted Average Exercise Price		$ 0.5
Exercised (in Shares)	0	0
Exercised Weighted Average Exercise Price	$ 0	$ 0
Expired (in Shares)	(248,000)	(506,001)
Expired Weighted Average Exercise Price	$ 0.75	$ 1.46
Shares (in Shares)	14,719,941	14,967,941
Weighted Average Exercise Price	$ 0.56	$ 1

Note 19 - Net Capital Requirements (Detail) (USD $)	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2012 National Securities [Member]	Sep. 30, 2012 National Securities [Member]	Dec. 31, 2011 National Securities [Member]	Dec. 31, 2012 vFinance Investments [Member]	Sep. 30, 2012 vFinance Investments [Member]	Jun. 30, 2012 vFinance Investments [Member]	Dec. 31, 2012 EquityStation [Member]	Sep. 30, 2012 EquityStation [Member]	Dec. 31, 2012 SEC Requirement [Member]
Minimum Net Capital Required			$ 250,000	$ 250,000		$ 1,000,000	$ 1,000,000	$ 1,000,000		$ 50,000
Net Capital			1,191,000	1,144,000	1,394,000	1,612,000	1,639,000		112,000	145,000	941,000
Alternative Excess Net Capital						612,000	639,000		62,000	95,000
Capital Required to be Well Capitalized to Risk Weighted Assets	20.80%	87.50%				112.50%	132.20%
Alternative Net Capital Requirement									$ 50,000	$ 50,000

Note 20 - Employee Benefits (Detail)	12 Months Ended
Dec. 31, 2011
Defined Contribution Plan, Maximum Annual Contribution Per Employee, Percent	75.00%

Note 2 - Consolidation - 10Q (Detail)	Dec. 31, 2012	Sep. 30, 2012
High Net Worth Clients	39,000	39,000
Number of Securities	5,800

Note 3 - Summary of Significant Accounting Policies - 10Q (Detail) - Basic Net Loss Per Share (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2011
Net loss	$ (41,000)	$ (1,009,000)	$ (1,937,000)	$ (4,713,000)
Preferred stock dividends		(93,000)	(93,000)	(414,000)
Numerator for diluted earnings per share-net loss attributable to common stockholders - as adjusted	(41,000)	(1,102,000)	(2,030,000)	(5,127,000)
Denominator for basic earnings per share--weighted average shares (in Shares)	26,567,193	21,646,902	25,014,166	19,697,033
Denominator for diluted earnings per share--adjusted weighted-average shares and assumed conversions (in Shares)	26,567,193	21,646,902	25,014,166	19,697,033
Net loss available to common stockholders
Basic (in Dollars per share)	$ 0	$ (0.05)	$ (0.08)	$ (0.18)
Diluted (in Dollars per share)	$ 0	$ (0.05)	$ (0.08)	$ (0.18)
Net Income [Member]
Net loss	(41,000)	(1,009,000)
Preferred Stock [Member]
Preferred stock dividends		(93,000)
Earnings Per Share, Basic [Member]
Numerator for basic earnings per share- loss attributable to common stockholders - as adjusted	(41,000)	(1,102,000)	(2,030,000)	(3,524,000)
Earnings Per Share, Diluted [Member]
Numerator for diluted earnings per share-net loss attributable to common stockholders - as adjusted	$ (41,000)	$ (1,102,000)	$ (2,030,000)	$ (3,524,000)

Note 3 - Summary of Significant Accounting Policies - 10Q (Detail) - The Weighted-Average Anti-Dilutive Common Share Equivalents	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2011
Anti-Dilutive Securities	36,139,633	33,985,489	34,453,893	35,209,190
Preferred Stock Series A [Member]
Anti-Dilutive Securities		3,283,565	921,000	3,684,000
Preferred Stock Series C [Member]
Anti-Dilutive Securities	3,416,692	3,416,692	3,416,692	3,416,692
Preferred Stock Series D [Member]
Anti-Dilutive Securities	6,000,000	6,000,000	6,000,000	6,000,000
Convertible Debt Securities [Member]
Anti-Dilutive Securities	11,125,000	3,375,000	6,712,123	3,375,000
Stock Options [Member]
Anti-Dilutive Securities	1,130,000	3,442,291	2,561,137	4,403,556
Warrant [Member]
Anti-Dilutive Securities	14,467,941	14,467,941	14,842,941	14,329,942

Note 3 - Summary of Significant Accounting Policies - 10Q (Detail) - The Anti-Dilutive Common Shares Outstanding (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2011
Anti-Dilutive Common Shares Outstanding	$ 36,139,633	$ 33,617,509	$ 27,154,943	$ 35,253,904
Preferred Stock Series A [Member]
Anti-Dilutive Common Shares Outstanding		$ 3,283,565		$ 3,684,000
Preferred Stock Series C [Member]
Anti-Dilutive Common Shares Outstanding	$ 3,416,692	$ 3,416,692		$ 3,416,692
Preferred Stock Series D [Member]
Anti-Dilutive Common Shares Outstanding	$ 6,000,000	$ 6,000,000		$ 6,000,000
Convertible Debt Securities [Member]
Anti-Dilutive Common Shares Outstanding	$ 11,125,000	$ 3,375,000	$ 11,125,000	$ 3,375,000
Stock Options [Member]
Anti-Dilutive Common Shares Outstanding	$ 1,130,000	$ 3,074,311	$ 1,312,002	$ 3,810,271
Warrant [Member]
Anti-Dilutive Common Shares Outstanding	$ 14,467,941	$ 14,467,941	$ 14,717,941	$ 14,967,941

Note 7 - Advances to Registered Representatives - 10Q (Detail) - Advances to Registered Representatives (USD $)	12 Months Ended		3 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012 Advances to Registered Representatives [Member]
Balance, September 30, 2012	$ 299,000		$ 890,000
Advances			25,000
Amortization or repayment of advances	265,000	567,000	(82,000)
Balance, December 31, 2012	$ 147,000	$ 299,000	$ 833,000

Note 8 - Securities Owned and Securities Sold, But Note Yet Purchased at Fair Value - 10Q (Detail) (USD $)	Dec. 31, 2012
Fair Market Value [Member]
Share Price	$ 0.1
Quoted Market Price [Member]
Share Price	$ 0.55
Development Stage Company [Member]
Common Stock, Other Shares, Outstanding (in Shares)	1,800,000

Note 8 - Securities Owned and Securities Sold, But Note Yet Purchased at Fair Value - 10Q (Detail) - Fair Value Measurements (USD $)	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Securities owned at fair value	$ 1,135,000	$ 752,000
Securities sold, but not yet purchased at fair value	3,000	1,000	2,000
Corporate Stocks [Member] | Fair Value, Inputs, Level 1 [Member]
Securities owned at fair value	70,000	18,000
Corporate Stocks [Member] | Fair Value, Inputs, Level 2 [Member]
Securities owned at fair value	187,000
Corporate Stocks [Member]
Securities owned at fair value	257,000	18,000
Government Obligations [Member] | Fair Value, Inputs, Level 1 [Member]
Securities owned at fair value	583,000	678,000
Government Obligations [Member]
Securities owned at fair value	583,000	678,000
Restricted Stock [Member] | Fair Value, Inputs, Level 2 [Member]
Securities owned at fair value	295,000	56,000
Restricted Stock [Member]
Securities owned at fair value	295,000	56,000
Corporate Stocks [Member] | Fair Value, Inputs, Level 1 [Member]
Securities sold, but not yet purchased at fair value	3,000	1,000
Corporate Stocks [Member]
Securities sold, but not yet purchased at fair value	3,000	1,000
Fair Value, Inputs, Level 1 [Member]
Securities owned at fair value	653,000	696,000
Securities sold, but not yet purchased at fair value	3,000	1,000	2,000
Fair Value, Inputs, Level 2 [Member]
Securities owned at fair value	$ 482,000	$ 56,000

Note 9 - Fixed Assets - 10Q (Detail) - Fixed Assets (USD $)	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Property plant and equipment	$ 6,577,000	$ 6,543,000	$ 6,322,000
Less accumulated depreciation and amortization	(6,019,000)	(5,881,000)	(5,348,000)
Fixed assets net	558,000	662,000	974,000
Equipment [Member]
Property plant and equipment	2,654,000	2,620,000
Furniture and Fixtures [Member]
Property plant and equipment	491,000	491,000
Leasehold Improvements [Member]
Property plant and equipment	922,000	922,000
Assets Held under Capital Leases [Member]
Property plant and equipment	$ 2,510,000	$ 2,510,000

Note 10 - Intangible Assets - 10Q (Detail) (USD $)	12 Months Ended			3 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2012 Parent Company [Member]	Dec. 31, 2011 Parent Company [Member]
Finite-Lived Intangible Assets, Net			$ 311,000
Amortization of Intangible Assets	$ 621,000	$ 621,000		$ 155,000	$ 155,000

Note 11 - Other Assets - 10Q (Detail) - Other Assets (USD $)	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Pre-paid expenses	$ 727,000	$ 520,000	$ 680,000
Deposits	308,000	304,000	88,000
Investments in unaffiliated entity	157,000	157,000	157,000
Total	$ 1,192,000	$ 981,000	$ 951,000

Note 12 - Accounts Payable, Accrued Expenses and Other Liabilities - 10Q (Detail) - Accounts Payable, Accrued Expenses and Other Liabilities (USD $)	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012 Accrued Quarterly [Member]	Sep. 30, 2012 Accrued Quarterly [Member]
Commissions payable	$ 7,151,000	$ 5,363,000	$ 6,360,000	$ 7,151,000
Deferred clearing fee credits	251,000	363,000	223,000	251,000
Telecommunication vendors payable	75,000	77,000	60,000	75,000
Legal payable	418,000	306,000	757,000	418,000
Deferred rent payable	241,000	268,000	227,000	241,000
Accrued compensation	24,000	581,000	2,000	24,000
Capital lease liability	279,000	415,000	229,000	279,000
Other vendors	2,858,000	3,909,000	2,465,000	2,858,000
Short-term portion			10,323,000	11,297,000
Long-term portion			280,000	263,000
Total	$ 11,297,000	$ 11,832,000	$ 10,603,000	$ 11,560,000

Note 13 - Convertible Notes Payable - 10Q (Detail) - Convertible Notes Payable (USD $)	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Convertible Notes Payable		$ 6,800,000	$ 5,753,000
	6,800,000	6,800,000
Six Percent [Member]
Convertible Notes Payable	5,000,000	5,000,000
Ten Percent [Member]
Convertible Notes Payable	$ 1,800,000	$ 1,800,000	$ 6,000,000

Note 14 - Subordinated Borrowings - 10Q (Detail) (USD $)	12 Months Ended	1 Months Ended
	Sep. 30, 2012	Sep. 30, 2012 Director [Member]
Proceeds from Subordinated Short-term Debt	$ 1,000,000	$ 1,000,000

Note 17 - Subsequent Events - 10Q (Detail) (USD $)	Dec. 31, 2012	Sep. 30, 2012	Apr. 30, 2012	Sep. 30, 2011	Jan. 14, 2013 Subsequent Event [Member] Cancelled [Member]	Jan. 24, 2013 Subsequent Event [Member] Series C Preferred Stock [Member]	Jan. 24, 2013 Subsequent Event [Member] Series B Preferred Stock [Member]	Feb. 28, 2013 Subsequent Event [Member]	Dec. 31, 2012 Subsequent Event [Member]	Sep. 30, 2013 Subsequent Event [Member]	Jan. 30, 2013 Subsequent Event [Member]	Jan. 25, 2013 Subsequent Event [Member]	Jan. 24, 2013 Subsequent Event [Member]	Jan. 14, 2013 Subsequent Event [Member]	Jul. 12, 2010 Series C Preferred Stock [Member]
Common Stock, Shares, Issued	26,567,193	26,555,572		20,446,704							10,000,000	29,450,000	9,416,691
Common Stock, Value, Issued (in Dollars)	$ 531,000	$ 531,000		$ 409,000								$ 8,800,000
Repayments of Other Long-term Debt (in Dollars)									88,000
Repayments of Other Debt (in Dollars)										880,000
Conversion of Stock, Shares Converted						34,169
Conversion of Stock, Shares Issued							60,000
Convertible Debt (in Dollars)											5,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				2,820,000	17,426,187									12,951,196	3,416,691
Warrants and Rights Outstanding (in Dollars)			10,000,000											1,990,505
Loss Contingency, Damages Paid, Value (in Dollars)								1,375,000
Loss Contingency, Damages Awarded, Value (in Dollars)								225,000
Convertible Preferred Stock, Shares Issued upon Conversion								600,000
Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Share Value, Amount (in Dollars)								$ 168,000